CONTENTS


Shareholder Letter.........................      1
Fund Reports
 Franklin Balance Sheet
Investment Fund............................      3
 Franklin MicroCap
Value Fund.................................      8
 Franklin Value Fund.......................     13
Financial Highlights &
Statement of Investments...................     24
Financial Statements.......................     45
Notes to
Financial Statements.......................     49
Report of
Independent Accountants....................     57
Tax Information............................     58

SHAREHOLDER LETTER


Dear Shareholder:

It is a pleasure to bring you the Franklin Value Investors Trust's annual report for the period ended October 31, 1997.

During this one-year period, benign inflation and declining interest rates led to accelerated economic activity. This was highly apparent in the U.S. markets, where large amounts of capital were poured into equity securities. On October 31, 1996, the Dow Jones(R) Industrial Average (the Dow) closed at 6029.38; by July, it pushed through the 8000-point mark for the first time. Knowing that no securities market can advance forever without a correction, many investors were asking, "When will this market correct?" The answer came on October 27th, when, fueled by concerns about currency crises in Southeast Asia, the Dow dropped 7.18%. The decline probably was enough to keep the Federal Reserve Board from acting to raise interest rates in the near term, but not enough to deter investors from participating in the market. The morning after saw the market gain back almost half of its losses, surging ahead 4.7%. Although the Dow continued to seesaw throughout the remainder of that week, it closed at 7442.08 on October 31, 1997 -- an impressive 1400 points above its level a year earlier.

With the volatility present in the markets at the end of the period, it is important to remember, then, that markets correct -- in our opinion, it is desirable for them to do so. Consequently, investor concern about market volatility and questions about its direction prompt us to comment on the importance of investing for the long term.

Successful investors historically have achieved good results through setting goals, diversifying their assets, and having patience. They know mutual fund investments are long term, so daily market fluctuations and short-term
volatility  have  minimal  impact  on  their  overall   investment  goals.  They
understand that patience and discipline are keys to successful investing. Remember, it's time -- not timing -- that makes the difference.

We encourage you to speak with your investment representative about your financial goals. He or she can address concerns about volatility, and help you stay focused on the long term and diversify your investments. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own.

The Franklin Value Investors Trust is organized into three portfolios, each managed in the same spirit but with differing focus. While the funds have distinct investment objectives, our fundamental operating principles remain the same: careful investment selection and constant professional supervision.

As always, we appreciate your support, welcome your questions and look forward to serving your investment needs in the years to come.

Sincerely,


William J. Lippman
President
Franklin Value Investors Trust

 "Successful investors historically have achieved good results through setting goals, diversifying their assets, and having patience."


FRANKLIN BALANCE SHEET
INVESTMENT FUND

Your Fund's Objective: Seeks high total return as well as capital appreciation by investing primarily in securities that we believe are undervalued in the marketplace. The fund will also seek income when deemed consistent with its objective.

The Franklin Balance Sheet Investment Fund searches for securities of companies (any size) selling at a discount to book value -- an investment strategy that we feel is unique among fund investors, especially as we apply it.

During the year ended October 31, 1997, cash flow into the fund was steady, totaling $188.4 million. Size of the fund is an important issue for us. In order that we don't outgrow our opportunities, the fund is currently open only to retirement accounts and existing shareholders.

Financial stocks are a heavy, but diminishing, concentration in the portfolio. At the end of the reporting period, life insurance comprised 9.4% of the fund's total net assets, down from 12.5% on October 31, 1996. Property/casualty insurance also decreased over the year, to 9.5% from 10.8%. Banks & thrifts, once our largest group and 7.7% of total net assets on October 31, 1996, are down to 3.2% in the portfolio. The reductions in these sectors reflect several mergers and gradual selling, offset by a third consecutive year of excellent price performance. Now, at year end, our number one priority is to get the cash working, but we are finding few new bargains among financial stocks to replace those we sold.


Franklin Balance Sheet
  Investment Fund
  Top Ten Holdings
  10/31/97

                                % of Total
  COMPANY/INDUSTRY              Net Assets
---------------------------------------------
  LTV Corp.                        3.39%
  STEEL & BASE METALS

  Entergy Corp.                    2.60%
  UTILITIES

  American National Insurance      2.59%
  INSURANCE - LIFE/SPECIALTY

  British Steel Plc.               2.16%
  STEEL & BASE METALS

  U.S. Home Corp                   2.04%
  BUILDERS & BUILDING PRODUCTS

  Aztar Corp.                      1.87%
  MISCELLANEOUS

  Castle & Cooke, Inc.             1.85%
  BUILDING & BUILDING PRODUCTS

  Overseas Shipholding Group       1.82%
  TRANSPORTATION

  Niagara Mohawk Power             1.77%
  UTILITIES

  American General Corp.           1.66%
  INSURANCE - LIFE/SPECIALTY

For a complete list of portfolio holdings, please see page 25 of this report.

Net cash flow for the year was strong, enabling the fund to establish new positions and add to existing ones. Purchases during the year were directed into more out-of-favor sectors such as steel, homebuilding, retailing, transportation, natural resources, and utilities. We initiated positions in British Steel, Cyrk, Entergy, Homebase, Intergraph, M.D.C. Holdings, and New York State Electric &Gas. We also added to existing holdings in Niagara Mohawk, Central Maine Power, Insteel, International Shipholding, Lawyers Title, LTV, Mesa Air, Price Enterprises, Syms, and Washington National.

Please remember, this discussion reflects our views and opinions as of October 31, 1997, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We thank you for your participation in the Franklin Balance Sheet Investment Fund and look forward to serving you in the future. Please feel free to contact us with any questions or comments.

PERRFORMANCE SUMMARY

Franklin Balance Sheet Investment Fund reported a +32.86% cumulative total return for the one-year period ended October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge. We always maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 7, the fund delivered a cumulative total return of more than 238% since inception on April 2, 1990.

The fund's share price, as measured by net asset value, increased $6.07, from $29.15 on October 31, 1996, to $35.22 on October 31, 1997. During the reporting period, shareholders received per-share distributions of 45.8 cents ($0.458) in dividend income and $2.355 in capital gains, of which 92.16 cents represented short-term gains and $1.4334 represented long-term gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio as well as the fund's operating expenses.

The graph on page 7 compares Franklin Balance Sheet Investment Fund's performance to that of the Russell 1000(R) Value Index which is composed of the 1,000 largest U.S. companies, ranked by market capitalization. We will be replacing this index with the Wilshire Small Companies Value Index. The Wilshire Small Companies Value Index is a broad-based, capitalization-weighted index comprised of 250 stocks representing nine different sectors. While our investment focus is directed toward both large and small capitalization stocks, the new index is more reflective of actual portfolio holdings. The Russell 1000(R) Value Index will be omitted beginning with the 1998 annual report.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as Franklin Balance Sheet Investment Fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


*Includes all sales charges and represents the change in value of an investment over the periods shown. Total return assumes reinvestment of dividends and capital gains at net asset value.
**Index is unmanaged and includes reinvested dividends. Source: U.S. Bureau of Labor Statistics (10/31/97).



GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Franklin Balance Sheet Investment Fund
  Periods ended 10/31/97

                                                             Since
                                                            Inception
                                     1-Year      5-Year     (4/2/90)
------------------------------------------------------------------------
  Cumulative  Total  Return1          32.86%     168.07%     238.89%
  Average Annual Total Return2        30.88%      21.44%      17.23%
  Value of a $10,000 Investment3 $13,088     $26,412     $33,377

                              1993     1994    1995     1996     1997
------------------------------------------------------------------------

Fiscal Year Total Return4    39.84%    3.42%   19.32%   16.93%   32.86%

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 1.50% initial sales charge.
3. The value of a $10,000 investment is based on a hypothetical $10,000 investment in the fund over the specified periods and includes the initial sales charge.
4. Fiscal year total return represents the change in value of an investment over the periods indicated on the specific dates and do not includes the sales charge.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
EFFECTIVE FEBRUARY 1, 1998, THE FUND'S 12B-1 FEE WILL BE 0.25%.
Past expense reductions by the fund's manager increased the fund's total returns.

Past performance is not predictive of future results.


FRANKLIN MICROCAP VALUE FUND

"We practice very conservative assumptions when purchasing securities for the portfolio."

Your Fund's Objective: Seeks high total return as well as capital appreciation by investing primarily in securities of companies with market capitalizations under $100 million at the time of purchase, and which we believe are undervalued in the marketplace. The fund will also seek income when deemed consistent with its objective.

The Franklin MicroCap Value Fund is managed in the same manner as the Franklin Balance Sheet Investment Fund except that -- for this fund -- we buy only companies whose market capitalization is less than $100 million, and we do not buy closed-end funds. We practice very conservative valuation assumptions when purchasing securities for the portfolio. It is our conviction that a functioning corporation is probably worth more than the break-up value of all its parts. While we cannot be sure what liquidation will bring, we can make reasoned estimates. If our bias is conservative, any surprises that come about stand to be more positive than negative.

Net cash flow into the fund totaled $29.4 million over the fiscal year, with $17.2 million coming into the fund in the second half of the year. We directed the fund to new and existing investments in sectors such as environmental control (6.0% of total net assets), builders/building supplies (7.4%), insurance (property/casualty) (7.2%), retail (13.3%), technology (9.7%), and textiles/apparel (6.1%). We were net sellers of financial stocks as prices of these securities rose throughout the reporting period. During the year, we found sufficient buying opportunities among microcap companies so that our overall cash position on October 31 was a comfortable 3.5% of total net assets.

Please remember, this discussion reflects our views and opinions as of October 31, 1997, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We thank you for your participation in the Franklin MicroCap Value Fund and look forward to serving you in the future. Please feel free to contact us with any questions or comments.


Franklin MicroCap Value Fund
  Top Ten Holdings
  10/31/97
                                  % of Total
  COMPANY/INDUSTRY                 Net Assets

  Video Lottery Technologies Inc.   2.92%
  TECHNOLOGY

  Moore Products Co.                2.04%
  MANUFACTURING

  Emcon                             1.99%
  ENVIRONMENTAL CONTROL

  Lechters, Inc.                    1.82%
  RETAIL

  Zemex Corp.                       1.68%
  NATURAL RESOURCES

  Universal Electronics, Inc.       1.66%
  TECHNOLOGY

  Allou Health & Beauty, Inc.       1.66%
  MISCELLANEOUS

  Kentucky Electric Steel, Inc.     1.64%
  STEEL/BASE METALS

  Professionals Insurance Co.       1.62%
  Management Group
  INSURANCE - PROPERTY/CASUALTY

  TransFinancial Holdings Inc.
  TRANSPORTATION                    1.57%

For a complete list of portfolio holdings, please see page 32 of this report.


PERFORMANCE SUMMARY

Franklin MicroCap Value Fund produced a +35.05% cumulative total return for the one-year period ended October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge.

The fund's share price, as measured by net asset value, increased $5.85, from $18.44 on October 31, 1996, to $24.29 on October 31, 1997. During the reporting period, the fund paid distributions of 6.7 cents ($0.067) per share in dividend income and 40.2 cents ($0.402) per share in short-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the fund's operating expenses.

The graph on page 12 compares Franklin MicroCap Value Fund's performance to that of the Russell 2000(R) Value Index. We will be replacing this index with the Wilshire Small Companies Value Index. The Wilshire Small Companies Value Index is a broad-based, capitalization-weighted index comprised of 250 stocks representing nine different sectors. We feel this new index is more reflective of the fund's portfolio composition. The Russell 2000(R) Value Index will be omitted beginning with the 1998 annual report.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as Franklin MicroCap Value Fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


*Includes all sales charges and represents the change in value of an investment over the periods shown.Total return assumes reinvestment of dividends and capital gains at net asset value.

**Index is unmanaged and includes reinvested dividends.


GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin MicroCap Value Fund
  Periods ended 10/31/97

                                                     Since
                                                    Inception
                                      1-Year        (12/12/95)
------------------------------------------------------------------
 Cumulative  Total Return1            35.05%          67.08%
 Average  Annual Total Return2        28.97%          28.09%
 Value of a $10,000 Investment3     $12,897         $15,953

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.5% initial sales charge.
3. The value of a $10,000 investment is based on a hypothetical $10,000 investment in the fund over the specified periods and includes the sales charge. Past expense reductions by the fund's manager increased the fund's total returns.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


FRANKLIN VALUE FUND

Your Fund's Objective: Seeks long-term total return by investing in the securities of companies that we believe are undervalued. The fund will seek income when deemed consistent with its objective.

We started the Franklin Value Fund to take advantage of clear value opportunities that didn't fit the book value requirements of the Trust's other two portfolios. This is not to say that we don't follow a value investing philosophy for the fund -- we do. But definitions of what constitutes value vary widely. Some investors argue for a low price relative to book value; other focus on earnings or cash flow ratios. Some seek understated assets such as land, or intangibles, such as patents or distribution systems. Another value approach concentrates on "fallen angels" -- former growth companies that stumbled and suffered sharp price declines, but still have significant potential.

We seek investments that meet any of those definitions, plus others that seem sensible. The result is an eclectic collection of value stocks that, in our opinion, meet one or more of the value definitions. The common denominator in almost all cases is an enterprise currently out of favor. Profiting from this approach generally requires a high degree of patience. One can never tell when or if a buyout will occur, a company's fundamentals will improve, or investors will once again love a company previously scorned.

Net cash flow for the year was strong, at $87 million, enabling us to establish significant new positions and add to existing portfolio holdings. At year end, our major industry holdings were manufacturing (15.0% of total net assets), builders/building products (14.8%), technology (12.1%), and insurance - property/casualty (9.1%), with cash at 8.4%. Despite the consistent cash flow and the powerful market advance, we were pleased to be able to put the money to work at what we consider bargain prices. Our portfolio turnover for the past year has been relatively low but we enjoyed some profitable trades. For example, during the last six months of the year, we sold our positions in Cognex and Lehman Brothers at 109% and 130% gains on cost, respectively. We had a loss, however, of 42% when we sold our position in Silicon Graphics in the second half of the reporting period.

Despite the market turbulence of recent weeks, stock market valuations are still high by most historical standards, and continued volatility is likely. We believe this is not necessarily negative because it often provides patient value investors with attractive buying opportunities. We are confident that our value investing approach has the potential to serve our shareholders well -- even in down markets -- since many of the stocks we consider for purchase have already been taken to the woodshed. We are hopeful this focus on value will offer reasonable protection against market setbacks, though there can be no assurance it will.

Please remember, this discussion reflects our views and opinions as of October 31, 1997, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We thank you for your participation in the Franklin Value Fund and look forward to serving you in the future. Please feel free to contact us with any questions or comments.


  Franklin Value Fund
  Top Ten Holdings
  10/31/97

                                 % of Total
  COMPANY/INDUSTRY               Net Assets

  DIMON, Inc.                      3.06%
  TOBACCO

  Ocwen Asset Investment Corp.     2.77%
  FINANCIAL SERVICES

  Butler Manufacturing Co.         2.74%
  BUILDERS/BUILDING PRODUCTS

  LTV Corp.                        2.70%
  STEEL/BASE METALS

  Standard Commercial Corp.        2.53%
  TOBACCO

  JLG Industries, Inc.             2.52%
  MANUFACTURING

  Coachmen Industries, Inc.        2.08%
  BUILDERS/BUILDING PRODUCTS

  Engel General Developers, Ltd.   1.97%
  BUILDERS/BUILDING PRODUCTS

  Haskel International Inc.        1.89%
  MANUFACTURING

  Komag, Inc.                      1.87%
  TECHNOLOGY

For a complete list of portfolio holdings, please see page 40 of this report.

PERFORMANCE SUMMARY

CLASS I
Franklin Value Fund - Class I produced a +47.43% cumulative total return for the one-year period ended October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge.

The fund's share price, as measured by net asset value, increased $7.53, from $17.15 on October 31, 1996, to $24.68 on October 31, 1997. During the reporting period, shareholders received per-share distributions of 7.85 cents ($0.0785) in dividend income and 36.92 cents ($0.3692) in short-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 17 compares the Franklin Value Fund's performance to that of the Russell 1000(R) Value Index, which is composed of the 1,000 largest U.S. companies, ranked by market capitalization. We will be replacing this index with the Wilshire Small Companies Value Index. The Wilshire Small

Companies Value Index is a broad-based, capitalization-weighted index comprised of 250 stocks representing nine different sectors. While our investment focus is directed toward both large and small capitalization stocks, the new index is more reflective of actual portfolio holdings. The Russell 1000(R) Value Index will be omitted beginning with the 1998 annual report.

Keep in mind that an unmanaged market index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell securities. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as Franklin Value Fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Value Fund - Class I
  Periods ended 10/31/97

                                                   Since
                                                 Inception
                                      1-Year     (3/11/96)
---------------------------------------------------------------
  Cumulative Total Return1            47.43%       69.08%
  Average Annual Total Return2        40.78%       33.92%
  Value of a $10,000 Investment3    $14,078      $16,144

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the initial sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.5% initial sales charge.
3. The value of a $10,000 investment is based on a hypothetical $10,000 investment in the fund over the specified periods and includes the sales charge. The fund's manager has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses, which increased total return to shareholders. Without these reductions, the fund's total return would have been lower.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


CLASS II

Franklin Value Fund - Class II produced a +46.40% cumulative total return for the one-year period ended October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge.

The fund's share price, as measured by net asset value, increased $7.45, from $17.14 on October 31, 1996, to $24.59 on October 31, 1997. During the reporting period, shareholders did not receive dividend income. The fund paid out 36.92 cents ($0.3692) in short-term capital gains. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio as well as the fund's operating expenses.

The graph on page 20 compares the performance of the fund's Class II shares since inception with the performance of the unmanaged Russell 1000(R), Value Index. We will be replacing this index with the Wilshire Small Companies Value Index. The Wilshire

Small Companies Value Index is a broad-based, capitalization-weighted index comprised of 250 stocks representing nine different sectors. While our investment focus is directed toward both large and small capitalization stocks, the new index is more reflective of actual portfolio holdings. The Russell 1000(R), Value Index will be omitted beginning with the 1998 annual report.

Keep in mind that an unmanaged index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell stocks. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as Franklin Value Fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.

*Includes all sales charges and represents the change in value of an investment over the periods shown.Total return assumes reinvestment of dividends and capital gains at net asset value. **Index is unmanaged and includes reinvested dividends.

**Index is unmanaged and includes reinvested dividends.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Franklin Value Fund - Class II
  Periods ended October 31,1997

                                                    Since
                                                   Inception
                                      1-Year        (9/3/97)
---------------------------------------------------------------
  Cumulative Total Return1            46.40%        53.88%
  Average Annual Total Return2        44.03%        43.06%
  Value of a $10,000 Investment3    $14.397       $15,140


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated since inception and includes the maximum 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.
3. The value of a $10,000 investment is based on a hypothetical $10,000 investment in the fund over the specified periods and includes the sales charge. The fund's manager has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses, which increased total return to shareholders. Without these reductions, the fund's total return would have been lower.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


ADVISOR CLASS

Franklin Value Fund - Advisor Class reported a +32.35% cumulative total return for the period from January 2, 1997 (commencement of sales), through October 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The fund's share price, as measured by net asset value, increased $5.97 cents, from $18.75 at inception on January 2, 1997, to $24.72 on October 31, 1997. During the reporting period, shareholders received per-share distributions of
7.92 cents ($0.0792) in dividend income. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio as well as the fund's operating expenses.

The graph on page 23 compares the performance of the fund's Advisor Class shares with the performance of the unmanaged Russell 1000(R) Value Index. For the periods prior to January 2, 1997, the fund performance is that of the fund's Class I shares, excluding the initial sales charge, but including Class I expenses. We will be replacing this index with the Wilshire Small Companies Value Index. The Wilshire Small Companies Value Index is a broad-based, capitalization-weighted index comprised of 250 stocks representing nine different sectors.

While  our   investment   focus  is   directed   toward  both  large  and  small
capitalization stocks, the new index is more reflective of actual portfolio holdings. The Russell 1000(R) Value Index will be omitted beginning with the 1998 annual report.

Keep in mind that an unmanaged index has inherent performance differentials in comparison with any fund. An index doesn't pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell stocks. Unlike an index, mutual funds are never 100% invested because they need to have cash on hand to redeem shares. In addition, the performance shown for the fund includes the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as Franklin Value Fund's had been applied to the index, its performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest in it directly.


GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Value Fund - Advisor Class
  Periods ended 10/31/97

                                                         Since
                                                        Inception
                                           1-Year*      (3/11/96)*
-------------------------------------------------------------------------

 Cumulative Total Return1                  47.89%         69.61%
 Average Annual Total Return2              47.89%         38.01%
 Value of a $10,000 Investment3          $14,789        $16,961

*Effective January 2, 1997, the fund began offering Advisor Class shares to certain eligible investors as described in its prospectus. This share class does not have sales charges nor Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the fund's Class I performance, excluding the effect of the Class I maximum initial sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all charges and fees applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 32.35%.
1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the specified periods.
3. The value of a $10,000 investment is based on a hypothetical $10,000 investment in the fund over the specified periods and includes the sales charge. All total return calculations assume reinvestment of dividends and capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


FRANKLIN VALUE INVESTORS TRUST
Financial Highlights


Franklin Balance Sheet Investment Fund


                                                                     Class I
-------------------------------------------------------------------------------------------------------
                                                               Year Ended October 31,
-------------------------------------------------------------------------------------------------------
                                                1997      1996       1995      1994     1993
-------------------------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year              $29.15    $26.34     $22.68    $22.97   $17.37
                                             ----------------------------------------------------------
Income from investment operations:
 Net investment income                             .48       .47        .30       .23      .39
 Net realized and unrealized gains                8.40      3.85       3.98       .51     6.26
                                             ----------------------------------------------------------
Total from investment operations                  8.88      4.32       4.28       .74     6.65
                                             ----------------------------------------------------------
Less distributions from:
 Net investment income                            (.46)     (.44)      (.27)     (.26)    (.43)
 Net realized gains                              (2.35)    (1.07)      (.35)     (.77)    (.62)
                                             ----------------------------------------------------------
Total distributions                              (2.81)    (1.51)      (.62)    (1.03)   (1.05)
                                             ----------------------------------------------------------
Net asset value, end of year                    $35.22    $29.15     $26.34    $22.68   $22.97
                                             ==========================================================
Total return*                                    32.86%    16.93%     19.32%     3.42%   37.78%
Ratios/supplemental data
 Net assets, end of year (000's)             $1,222,953  $657,002  $387,540   $134,255 $22,317
Ratio to average net assets:
 Expenses                                         1.08%     1.08%      1.17%     1.19%     --
 Expenses excluding waiver and
 payments by affiliate                            1.08%     1.08%      1.17%     1.34%    1.85%
Net investment income                             1.59%     1.69%      1.30%      .99%    1.89%
Portfolio turnover rate                          24.63%    35.46%     28.63%    24.96%   31.36%
Average commission rate paid***                   $.0384    $.0453      --       --        --

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994 dividends from net investment income were reinvested at the offering price.
*** Relates to purchases and sales of equity securities. Prior to fiscal year end 1996 disclosure of average commission rate was not required.

FRANKLIN VALUE INVESTORS TRUST
Statement of Investments, October 31, 1997


FRANKLIN VALUE INVESTORS TRUST
Statement of Investments, October 31, 1997



  Franklin Balance Sheet Investment Fund                                            SHARES        VALUE
--------------------------------------------------------------------------------------------------------------
  Common Stocks 86.4%
  Banks/Thrifts 3.2%

  meriana Bancorp, Inc.                                                               6,000      $ 121,500
  aBank Plus Corp.                                                                  863,500     10,362,000
  aCalumet Bancorp, Inc.                                                             70,000      3,535,000
  Farmers & Merchants Bank of Long Beach                                              2,400      5,520,000
  cFidelity Bancorp, Inc.                                                           144,500      3,477,031
  Fidelity Financial of Ohio, Inc.                                                   93,000      1,395,000
  First Defiance Financial Corp.                                                    300,000      4,762,500
  a,cFirst Financial Bancorp, Inc.                                                   24,000        468,000
  First National Bank of Anchorage                                                       87        202,275
  First Shenango Bancorp, Inc.                                                       30,275      1,029,350
  GA Financial, Inc.                                                                198,700      3,874,650
  aProvident Financial Holdings, Inc.                                                10,000        196,875
  aQuaker City Bancorp, Inc.                                                        110,000      2,255,000
  TCF Financial Corp.                                                                13,502        767,926
  Westco Bancorp, Inc.                                                               69,000      1,828,500
                                                                                               ------------
                                                                                                39,795,607
                                                                                               ------------
  Builders/Building Products 7.7%
  aBeazer Homes USA, Inc.                                                           275,800      5,274,675
  a,cCastle & Cooke, Inc.                                                         1,270,000     22,621,875
  aDevcon International Corp.                                                       216,200      1,013,438
  cM.D.C. Holdings, Inc.                                                          1,069,300     11,895,963
  aM/I Schottenstein Homes, Inc.                                                      5,500         76,313
  cPitt-Des Moines, Inc.                                                            177,500      6,123,750
  cRyland Group, Inc.                                                               834,800     14,922,050
  aSchuler Homes, Inc.                                                              529,100      4,232,800
  Standard-Pacific Corp.                                                            150,000      1,631,250
  a,cU.S. Home Corp.                                                                700,800     24,878,400
  aWashington Homes, Inc.                                                           214,000        989,750
                                                                                               ------------
                                                                                                93,660,264
                                                                                               ------------
  Business Products & Services 2.3%
  a,cCyrk, Inc.                                                                   1,171,000     14,930,250
  aGovernment Technology Services, Inc.                                             173,100        843,863
  aHandleman Co.                                                                  1,115,000      7,595,938
  aMatrix Service Co.                                                               257,500      1,995,625
  aNashua Corp.                                                                     206,000      2,806,750
                                                                                               ------------
                                                                                                28,172,426
                                                                                               ------------
  Closed End Funds 5.3%
  Central European Equity Fund                                                      225,000      5,203,125
  Emerging Markets Infrastructure Fund, Inc.                                        300,000      3,525,000
  Growth Fund of Spain, Inc.                                                        275,000      4,262,500
  H & Q Healthcare Investors                                                        150,000      2,568,750
  INVESCO Global Health Sciences Fund                                               325,000      5,626,563
  Irish Investment Fund, Inc.                                                       135,000      2,126,250
  John Hancock Bank and Thrift Opportunity Fund                                     325,000     13,832,813
  Latin America Investment Fund, Inc.                                               175,000      2,646,875
  Closed End Funds (cont.)
  Latin American Equity Fund, Inc.                                                   25,000      $ 342,188
  Liberty All Star Growth Fund                                                      200,000      2,437,500
  Mexico Fund                                                                       375,000      7,007,813
  Morgan Grenfell Smallcap Fund, Inc.                                               123,800      1,609,400
  Petroleum & Resources Corp.                                                        60,000      2,415,000
  Royce Global Trust, Inc.                                                          160,000        910,000
  Royce OTC Micro-Cap Trust                                                           1,000         10,875
  Royce Value Trust                                                                  52,500        813,750
  Scudder New Europe Fund, Inc.                                                     325,000      5,037,500
  Southeastern Thrift & Bank Fund, Inc.                                              44,800      1,064,000
  The Swiss Helvetia Fund                                                           125,000      2,984,375
                                                                                               ------------
                                                                                                64,424,277
                                                                                               ------------
  Environmental Control .4%
  cEcology and Environment, Inc., Class A                                           260,000      2,876,250
  aEmcon                                                                            200,000      1,175,000
  aHarding Lawson Associates Group, Inc.                                            135,800      1,290,100
                                                                                               ------------
                                                                                                 5,341,350
                                                                                               ------------
  Food 2.1%
  a,cButtrey Food and Drug Stores Co.                                               467,700      5,261,625
  Genesee Corp., Class B                                                            117,900      5,393,925
  cNash-Finch Co.                                                                   699,100     14,069,388
  Orange-co, Inc.                                                                   184,000      1,472,000
                                                                                               ------------
                                                                                                26,196,938
                                                                                               ------------
  Furniture .8%
  cAllen Organ Co., Class B                                                          83,000      3,548,250
  aAmeriwood Industries International Corp.                                         200,000      1,237,500
  aBaldwin Piano & Organ Co.                                                        124,300      2,144,175
  cPulaski Furniture Corp.                                                          192,000      3,744,000
  aRiver Oaks Furniture, Inc.                                                        23,000         46,000
                                                                                               ------------
                                                                                                10,719,925
                                                                                               ------------
  Insurance - Life/Specialty 9.4%
  American General Corp.                                                            397,283     20,261,433
  American National Insurance Co.                                                   329,900     31,670,400
  AmerUs Life Holdings, Inc., Class A                                                89,400      2,776,988
  FBL Financial Group, Inc., Class A                                                442,000     17,514,250
  Guarantee Life Companies, Inc.                                                    100,000      2,762,500
  Kansas City Life Insurance Co.                                                        800         70,400
  aNational Western Life Insurance Co., Class A                                      93,800      9,426,900
  Presidential Life Corp.                                                           728,000     14,469,000
  aTrigon Healthcare, Inc.                                                          273,300      6,678,769
  Washington National Corp.                                                         285,600      9,299,850
                                                                                               ------------
                                                                                               114,930,490
                                                                                               ------------

  Insurance - Property/Casualty 9.5%
  a,cACMAT Corp., Class A                                                           295,000    $ 5,402,188
  American Indemnity Financial Corp.                                                 90,000      1,125,000
  Amwest Insurance Group, Inc.                                                       74,700      1,064,475
  Argonaut Group, Inc.                                                              161,000      5,192,250
  Baldwin & Lyons, Class B                                                           91,477      1,909,582
  Chartwell Re Corp.                                                                225,000      7,284,375
  aFarm Family Holdings, Inc.                                                       137,000      4,247,000
  Lawyers Title Corp.                                                               152,500      4,841,875
  cMerchants Group, Inc.                                                            257,800      4,994,875
  Meridian Insurance Group, Inc.                                                    272,000      4,964,000
  aProfessionals Insurance Co. Management Group                                      90,650      3,036,775
  PXRE Corp.                                                                        425,700     12,983,850
  aRisk Capital Holdings, Inc.                                                      400,000      9,100,000
  Scor (France)                                                                     350,000     16,255,363
  SCPIE Holdings, Inc.                                                              472,800     13,415,700
  Sphere Drake Holdings, Ltd.                                                       900,000      7,368,750
  cStewart Information Services Corp.                                               465,000     11,944,688
  Terra Nova (Bermuda) Holdings, Ltd., Class A                                       20,000        517,500
                                                                                               ------------
                                                                                               115,648,246
                                                                                               ------------
  Manufacturing 2.7%
  cA.P. Green Industries, Inc.                                                      521,300      6,711,738
  a,cAmerican Pacific Corp.                                                         421,100      3,237,206
  Binks Sames Corp.                                                                 149,300      6,345,250
  Espey Manufacturing & Electronics Corp.                                            15,000        260,625
  cInsteel Industries, Inc.                                                         565,300      4,310,413
  Mine Safety Appliances Co.                                                         18,400      1,297,200
  cMonarch Machine Tool Co.                                                         250,000      2,093,750
  aOroAmerica, Inc.                                                                  92,000        517,500
  cOshkosh Truck Corp., Class B                                                     483,000      7,969,500
  TransPro, Inc.                                                                     25,300        203,981
  Treadco, Inc.                                                                       5,000         52,500
                                                                                               ------------
                                                                                                32,999,663
                                                                                               ------------
  Miscellaneous 2.2%
  a,cAztar Corp.                                                                  3,210,000     22,871,263
  Lehman Brothers Holdings, Inc.                                                     85,000      4,000,313
                                                                                               ------------
                                                                                                26,871,576
                                                                                               ------------
  Natural Resources 3.8%
  a,cCrown Central Petroleum, Class B                                               500,000      9,468,750
  cEnex Resources Corp.                                                             104,500      1,280,125
  a,cKaneb Services, Inc.                                                         2,463,000     13,546,500
  Kentucky River Coal Corp.                                                             153        481,950
  cRochester & Pittsburgh Coal Co.                                                  172,000      6,385,500
  Ultramar Diamond Shamrock Corp.                                                   483,000     14,912,625
                                                                                               ------------
                                                                                                46,075,450
                                                                                               ------------

  Real Estate 2.7%
  aCraig Corp.                                                                       59,700    $ 1,126,838
  a,cEchelon International Corporation, Inc.                                        490,000     11,545,625
  Price Enterprises, Inc.                                                           533,400      9,734,550
  Rouse Co.                                                                         367,800     10,206,450
                                                                                               ------------
                                                                                                32,613,463
                                                                                               ------------
  Restaurants .8%
  aBertucci's, Inc.                                                                 151,100        944,375
  a,cUnique Casual Restaurants, Inc.                                                764,500      4,969,250
  aVICORP Restaurants, Inc.                                                         280,000      4,340,000
                                                                                               ------------
                                                                                                10,253,625
                                                                                               ------------
  Retail 7.6%
  Cato Corp., Class A                                                               860,000      7,363,750
  aCrown Books Corp.                                                                  5,200         42,900
  DEB Shops, Inc.                                                                    51,000        306,000
  a,cDesigns, Inc.                                                                  848,000      3,710,000
  aEvans, Inc.                                                                      201,100        527,888
  cFred's, Inc.                                                                     712,000     15,842,000
  a,cGood Guys!, Inc.                                                               737,500      5,162,500
  Haverty Furniture Co., Inc.                                                       397,700      5,170,100
  aHi-Lo Automotive, Inc.                                                           257,900        725,344
  aHomebase, Inc.                                                                 1,483,900     13,633,331
  a,cJacobson Stores, Inc.                                                          298,100      3,241,838
  aJan Bell Marketing, Inc.                                                         111,400        327,238
  aKmart Corp.                                                                      590,000      7,780,625
  aLechters, Inc.                                                                   733,500      3,988,406
  aLittle Switzerland, Inc.                                                         192,000      1,248,000
  Noland Co.                                                                         44,700      1,058,831
  aPriceSmart, Inc.                                                                 133,350      2,200,275
  Shopko Stores, Inc.                                                               150,000      3,759,375
  aSyms Corp.                                                                       720,000      9,720,000
  cWolohan Lumber Co.                                                               520,000      7,215,000
                                                                                               ------------
                                                                                                93,023,401
                                                                                               ------------
  Steel/Base Metals 7.2%
  British Steel, Plc., ADR                                                       10,000,000     26,466,345
  cCommonwealth Industries, Inc.                                                  1,127,300     19,868,663
  LTV Corp.                                                                       3,400,000     41,437,500
                                                                                               ------------
                                                                                                87,772,508
                                                                                               ------------
  Technology 4.4%
  a,cAudiovox Corp., Class A                                                      1,053,900      9,550,969
  a,cAydin Corp.                                                                    270,000      3,526,875
  aCasino Data Systems                                                              212,100      1,033,988
  aCentigram Communications Corp.                                                   243,400      4,046,525
  a,cCherry Corp., Class A                                                          408,900      6,286,838
  a,cCherry Corp., Class B                                                          271,000      4,098,875
  a,cESCO Electronics Corp.                                                         840,000     14,437,500

Technology (cont.)
  aIntergraph Corp.                                                                  95,000    $ 1,021,250
  aStandard Microsystems Corp.                                                      700,000      8,093,750
  aVideo Lottery Technologies, Inc.                                                 122,500      1,301,563
                                                                                               ------------
                                                                                                53,398,133
                                                                                               ------------
  Textile/Apparel 4.3%
  a,cChic By H.I.S., Inc.                                                           756,000      5,811,750
  cDelta Woodside Industries, Inc.                                                2,267,500     14,313,594
  a,cDixie Group, Inc.                                                              600,000      7,125,000
  a,cFarah, Inc.                                                                    649,300      3,774,056
  cGaran, Inc.                                                                      285,100      6,307,838
  cHaggar Corp.                                                                     850,000     13,068,750
  aHampton Industries, Inc.                                                          30,400        273,600
  Thomaston Mills, Inc., Class A                                                    176,700      1,590,300
                                                                                               ------------
                                                                                                52,264,888
                                                                                               ------------
  Transportation 3.9%
  cInternational Shipholding Corp.                                                  652,300     11,945,244
  aMesa Air Group, Inc.                                                             780,000      4,192,500
  Overseas Shipholding Group, Inc.                                                  900,000     22,275,000
  Petroleum Helicopters, Inc., Non Voting                                           220,000      5,335,000
  Petroleum Helicopters, Inc., Voting                                                77,500      1,821,250
  aTransFinancial Holdings, Inc.                                                    270,000      2,413,125
                                                                                               ------------
                                                                                                47,982,119
                                                                                               ------------
  Utilities 6.1%
  Central Maine Power Co.                                                         1,136,300     15,055,975
  Entergy Corp.                                                                   1,300,000     31,768,750
  New York State Electic & Gas Corp.                                                226,700      6,050,056
  aNiagara Mohawk Power Corp.                                                     2,236,200     21,663,188
                                                                                               ------------
                                                                                                74,537,969
                                                                                               ------------
  Company in Liquidation
  Strawbridge & Clothier, Class A                                                   330,500              --
                                                                                               ------------
  Total Common Stocks (Cost $849,363,974)                                                    1,056,682,318
                                                                                               ------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                ---------------
  Bonds .4%
  Hechinger Co., senior notes, 6.95%, 10/15/03 (Cost $4,412,349)                $ 7,000,000      5,285,000
                                                                                               ------------
  Total Long Term Investments (Cost $853,776,323)                                            1,061,967,318
                                                                                               ------------

  bRepurchase Agreement 14.1%
  Joint Repurchase Agreement, 5.671%, 11/03/97, (Maturity Value $171,939,284) (Cost $171,858,066)
  Aubrey G. Lanston & Co., Inc., (Maturity Value $2,354,948)
  B.A. Securities, Inc., (Maturity Value $17,665,035)
  Barclays de Zoete Wedd Securities, Inc., (Maturity Value $17,665,035)
  Bear, Stearns & Co., Inc, (Maturity Value $10,599,021)
  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $17,665,035)
  Dresdner Kleinwort Benson North America, L.L.C., (Maturity Value $17,665,035)
  Fuji Securities, Inc., (Maturity Value $17,665,035)
  Lehman Brothers, Inc., (Maturity Value $17,665,035)
  Sanwa Securities (USA) Co., L.P., (Maturity Value $17,665,035)
  Swiss Bank Corp. Investment Bank, (Maturity Value $17,665,035)
  UBS Securities, L.L.C., (Maturity Value $17,665,035)
   Collateralized by U.S. Treasury Bills and Notes                             $171,858,066  $ 171,858,066
                                                                                               ------------
  Total Investments (Cost $1,025,634,389) 100.9%                                             1,233,825,384
  Other Assets, less Liabilities (.9%)                                                        (10,872,624)
                                                                                               ------------
  Net Assets 100.0%                                                                         $1,222,952,760
                                                                                               ============

  aNon-income producing.
  bSee Note 1(d) regarding joint repurchase agreement.
  cSee Note 7 regarding holdings of 5% voting securities.


FRANKLIN VALUE INVESTORS TRUST
Financial Highlights (continued)

Franklin MicroCap Value Fund


                                                            Class I
                                                  -------------------------
                                                    Year Ended October 31,
                                                  -------------------------
                                                       1997        19961
                                                  -------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $18.44     $15.00
                                                  -------------------------
Income from investment operations:
 Net investment income (loss)                            (.01)       .14
 Net realized and unrealized gains                       6.33       3.41
                                                  -------------------------
Total from investment operations                         6.32       3.55
                                                  -------------------------
Less distributions from:
 Net investment income                                   (.07)      (.11)
 Net realized gains                                      (.40)       --
                                                  -------------------------
Total distributions                                      (.47)      (.11)
                                                  -------------------------
Net asset value, end of year                           $24.29     $18.44
                                                  =========================
Total return*                                           35.05%     23.72%
Ratios/supplemental data
Net assets, end of year (000's)                      $191,638   $119,664
Ratios to average net assets:
 Expenses                                                1.22%      1.24%**
 Net investment income (loss)                            (.05%)     1.28%**
Portfolio turnover rate                                 21.33%     14.15%
Average commission rate paid***                          $.0437     $.0476


1For the period December 12, 1995 (effective date) to October 31, 1996.
*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized
***Relates to purchases and sales of equity securities.

See notes to financial statements.

FRANKLIN VALUE INVESTORS TRUST
Statement of Investments, October 31, 1997 (cont.)



  Franklin MicroCap Value Fund                                                        SHARES       VALUE
------------------------------------------------------------------------------------------------------------
  Common Stocks (cont.)
  Banks/Thrifts 10.1%
  American National Bancorp, Inc.                                                      49,000   $  983,063
  Bayonne Bancshares, Inc.                                                            188,005    2,397,064
  aCalumet Bancorp, Inc.                                                               20,300    1,025,150
  FFD Financial Corp.                                                                  35,000      638,750
  Fidelity Financial of Ohio, Inc.                                                    116,000    1,740,000
  aFirst Financial Bancorp, Inc.                                                        2,500       48,750
  GA Financial, Inc.                                                                  150,300    2,930,850
  aHallmark Capital Corp.                                                              10,100      295,425
  aHF Bancorp, Inc.                                                                   100,000    1,587,500
  HF Financial Corp.                                                                    2,900       74,675
  Landmark Bancshares, Inc.                                                            51,700    1,189,100
  Little Falls Bancorp, Inc.                                                           70,000    1,277,500
  MidCity Financial Corp.                                                                 600    2,088,000
  aPeoples Home Savings Bank                                                           13,400      232,825
  aQuaker City Bancorp, Inc.                                                           87,500    1,793,750
  Somerset Group, Inc.                                                                 56,250      977,344
                                                                                               ------------
                                                                                                19,279,746
                                                                                               ------------
  Builders/Building Supplies 7.4%
  aeazer Homes USA, Inc.                                                               82,400    1,575,900
  aContinental Materials Corp.                                                        50,000     1,353,125
  a,cDevcon International Corp.                                                       230,000    1,078,125
  Engle Homes, Inc.                                                                   100,000    1,500,000
  aGuy F. Atkinson Co.                                                                31,000       137,563
  Insteel Industries, Inc.                                                            260,000    1,982,500
  aM/I Schottenstein Homes, Inc.                                                      161,500    2,240,813
  a,cOriole Homes Corp., Class B                                                      360,000    2,205,000
  a,cTemtex Industries, Inc.                                                          265,500      929,250
  aWashington Homes, Inc.                                                            238,500     1,103,063
                                                                                               ------------
                                                                                                14,105,339
                                                                                               ------------
  Business Products & Services 3.0%
  a,cAmerican Physicians Service Group, Inc.                                          247,000    1,729,000
  a,cGovernment Technology Services, Inc.                                            400,200     1,950,975
  Nashua Corp.                                                                         80,000    1,090,000
  TAB Products Co.                                                                     77,500      939,688
                                                                                               ------------
                                                                                                 5,709,663
                                                                                               ------------
  Environmental Control 6.0%
  cEcology and Environment, Inc., Class A                                            110,000     1,216,875
  a,cEmcon                                                                           650,000     3,818,750
  aFluor Daniel/GTI, Inc.                                                              12,000      107,250
  a,cGZA GeoEnvironmental Technologies, Inc.                                         235,000     1,057,500
  a,cHarding Lawson Associates Group, Inc.                                           304,900     2,896,550
  a,cRoy F. Weston, Inc., Class A                                                    570,300     2,388,131
                                                                                               ------------
                                                                                                11,485,056
                                                                                               ------------

  Financial Services .6%
  a,cAllstate Financial Corp.                                                         209,000  $ 1,208,292
                                                                                               ------------
  Food 2.7%
  aButtrey Food and Drug Stores Co.                                                   188,300    2,118,375
  Genesee Corp., Class A                                                                  600       27,450
  Genesee Corp., Class B                                                              36,000     1,647,000
  aHomeland Holding Corp.                                                              44,400      369,075
  Orange-co, Inc.                                                                      90,000      720,000
  aVillage Super Market Inc., Class A                                                  23,000      224,250
                                                                                               ------------
                                                                                                 5,106,150
                                                                                               ------------
  Furniture 3.2%
  Allen Organ Co., Class B                                                            42,000     1,795,500
  aAmeriwood Industries International Corp.                                           167,000    1,033,313
  aBaldwin Piano & Organ Co.                                                          52,700       909,075
  Pulaski Furniture Corp.                                                             80,000     1,560,000
  a,cRiver Oaks Furniture, Inc.                                                      394,600       789,200
                                                                                               ------------
                                                                                                 6,087,088
                                                                                               ------------
  Insurance - Life/Specialty .1%
  National Security Group, Inc.                                                        9,500       206,625
                                                                                               ------------
  Insurance - Property/Casualty 7.2%
  a,cACMAT Corp., Class A                                                            150,000     2,746,875
  American Indemnity Financial Corp.                                                  70,000       875,000
  Amwest Insurance Group, Inc.                                                       159,000     2,265,750
  aFarm Family Holdings, Inc.                                                         50,000     1,550,000
  Merchants Group, Inc.                                                                   500        9,688
  Meridian Insurance Group, Inc.                                                     128,000     2,336,000
  Old Guard Group, Inc.                                                               50,000       881,250
  aProfessionals Insurance Co. Management Group                                       92,450     3,097,075
                                                                                               ------------
                                                                                                13,761,638
                                                                                               ------------
  Manufacturing 10.4%
  A. P. Green Industries, Inc.                                                       163,600     2,106,350
  aAmerican Pacific Corp.                                                            356,300     2,739,056
  a,cArt's-Way Manufacturing Co., Inc.                                                82,500       825,000
  aAthey Products Corp.                                                              154,000       654,500
  Binks Sames Corp.                                                                   59,400     2,524,500
  Courier Corp.                                                                       16,400       432,550
  cEspey Manufacturing & Electronics Corp.                                            93,000     1,615,875
  Monarch Machine Tool Co.                                                           101,000       845,875
  a,cMoore Products Co.                                                              134,700     3,906,300
  aOroAmerica, Inc.                                                                   51,300       288,563
  Pitt-Des Moines, Inc.                                                               45,000     1,552,500
  TransPro, Inc.                                                                      15,700       126,581
  Treadco, Inc.                                                                      222,200     2,333,100
                                                                                               ------------
                                                                                                19,950,750
                                                                                               ------------
  Miscellaneous 1.7%
  a,cAllou Health and Beauty, Inc., Class A                                          407,000   $ 3,179,688
                                                                                               ------------
  Natural Resources 2.8%
  aCrystal Oil Co.                                                                    44,000     1,710,500
  Enex Resources Corp.                                                                23,600       289,100
  Rochester & Pittsburgh Coal Co.                                                      4,900       181,913
  aZemex Corp.                                                                       323,400     3,213,778
                                                                                               ------------
                                                                                                 5,395,291
                                                                                               ------------
  Real Estate 1.2%
  aCraig Corp.                                                                        50,500       953,188
  Griffin Land & Nurseries, Inc.                                                      94,600     1,359,875
                                                                                               ------------
                                                                                                 2,313,063
                                                                                               ------------

Restaurants 3.6%
  aBertucci's, Inc.                                                                  359,000     2,243,750
  a,cSpaghetti Warehouse, Inc.                                                       310,000     2,131,250
  aUnique Casual Restaurants, Inc.                                                   350,000     2,275,000
  aVICORP Restaurants, Inc.                                                           14,100       218,550
                                                                                               ------------
                                                                                                 6,868,550
                                                                                               ------------
  Retail 13.3%
  aCatherines Stores Corp.                                                            62,400       358,800
  Cato Corp., Class A                                                                 25,000       214,063
  aCosmetic Center, Inc., Class C                                                     46,415       168,254
  aCrown Books Corp.                                                                 240,800     1,986,600
  DEB Shops, Inc.                                                                    150,000       900,000
  aDesigns, Inc.                                                                     366,200     1,602,125
  Fred's, Inc.                                                                         8,000       178,000
  a,cGantos, Inc.                                                                    500,000     1,343,750
  aGood Guys!, Inc.                                                                  294,300     2,060,100
  a,cHi-Lo Automotive, Inc.                                                          809,800     2,277,563
  aJacobson Stores, Inc.                                                              87,200       948,300
  aJan Bell Marketing, Inc.                                                          111,400       327,238
  Jos. A. Bank Clothiers, Inc.                                                        42,000       241,500
  aLechters, Inc.                                                                    640,000     3,480,000
  aLittle Switzerland, Inc.                                                          320,000     2,080,000
  Noland Co.                                                                          45,400     1,075,413
  aS & K Famous Brands, Inc.                                                          91,000     1,251,250
  aSeaman Furniture Co.                                                               52,500     1,273,125
  aSyms Corp.                                                                        100,600     1,358,100
  aTrak Auto Corp.                                                                    15,700       206,063
  aUnited Retail Group, Inc.                                                           37,900      111,331
  Wolohan Lumber Co.                                                                 138,000     1,914,750
  Zions Co-Op Mercantile Institution                                                   7,200       108,000
                                                                                               ------------
                                                                                                25,464,325
                                                                                               ------------
  Steels/Base Metals 1.6%
  a,cKentucky Electric Steel, Inc.                                                   450,000     3,150,000
                                                                                               ------------
  Technology 9.7%
  a,cAerovox, Inc.                                                                   291,600   $ 1,622,025
  Analysis & Technology, Inc.                                                         20,000       435,000
  aAydin Corp.                                                                       210,000     2,743,125
  aCasino Data Systems                                                               247,900     1,208,513
  aCentigram Communications Corp.                                                     23,000       382,375
  aDatron Systems, Inc.                                                               36,600       388,875
  aDBA Systems, Inc.                                                                  192,000    1,464,000
  aInterlink Computer Sciences, Inc.                                                  17,000        78,625
  aSPACEHAB, Inc.                                                                    137,700     1,402,819
  aUniversal Electronics, Inc.                                                       300,000     3,187,500
  a,cVideo Lottery Technologies, Inc.                                                527,000     5,599,375
                                                                                               ------------
                                                                                                18,512,232
                                                                                               ------------
  Textiles/Apparel 6.1%
  a,dBibb Co.                                                                         72,000       562,500
  aChic By H.I.S., Inc.                                                              194,100     1,492,144
  a,cConcord Fabrics, Inc., Class A                                                  148,800     1,153,200
  aDixie Group, Inc.                                                                 100,000     1,187,500
  aFarah, Inc.                                                                       160,700       934,069
  Garan, Inc.                                                                        120,500     2,666,063
  aHampton Industries, Inc.                                                          188,800     1,699,200
  aNorton McNaughton, Inc.                                                            155,800      954,275
  Thomaston Mills, Inc., Class A                                                     119,100     1,071,900
                                                                                               ------------
                                                                                                11,720,851
                                                                                               ------------
  Transportation 5.5%
  aCrowley Maritime Corp.                                                              1,640     1,824,500
  aKLLM Transport Services, Inc.                                                     216,000     2,673,000
  Petroleum Helicopters, Inc., Non Voting                                            113,000     2,740,250
  Petroleum Helicopters, Inc., Voting                                                 17,600       413,600
  cTransFinancial Holdings, Inc.                                                     336,000     3,003,000
                                                                                               ------------
                                                                                                10,654,350
                                                                                               ------------
  Utilities .3%
  Citizens Electric Co.                                                                4,600       142,025
  Maine Public Service Co.                                                            42,200       527,500
                                                                                                   669,525
                                                                                               ------------
  Total Long Term Investments (Cost $146,854,713)                                              184,828,222
                                                                                               ------------
 Joint Repurchase Agreements, 5.671%, 11/03/97 (Maturity Value $5,209,307) (Cost
   $5,206,847)  Aubrey G. Lanston & Co.,  Inc.,  (Maturity  Value  $71,349) B.A.
   Securities, Inc., (Maturity Value $535,204) Barclays de Zoete Wedd Securites,
   Inc.,  (Maturity Value $535,204) Bear,  Stearns & Co., Inc.,  (Maturity Value
   $321,122)  Donaldson,  Lufkin & Jenrette  Securities  Corp.,  (Maturity Value
   $535,204)  Dresdner Kleinwort Benson North America,  L.L.C.,  (Maturity Value
   $535,204) Fuji Securities,  Inc.,  (Maturity Value $535,204) Lehman Brothers,
   Inc.,  (Maturity Value $535,204) Sanwa Securities (USA) Co., L.P.,  (Maturity
   Value $535,204) Swiss Bank Corp.  Investment Bank,  (Maturity Value $535,204)
   UBS Securities, L.L.C., (Maturity Value $535,204)
    Collateralized by U.S. Treasury Bills and Notes                                $5,206,847  $ 5,206,847
                                                                                               ------------
  Total Investments (Cost $152,061,560) 99.2%                                                  190,035,069
  Other Assets, less Liabilities .8%                                                             1,602,885
                                                                                               ------------
  Net Assets 100.0%                                                                           $191,637,954
                                                                                               ============
aNon-income producing.
bSee Note 1(d) regarding joint repurchase agreement.
cSee Note 7 regarding holdings of 5% voting securities.
dSee Note 6 regarding restricted securities.


FRANKLIN VALUE INVESTORS TRUST
Financial Highlights (continued)

Franklin Value Fund

                                                              Class I
                                                  ------------------------------
                                                      Year Ended October 31,
                                                  ------------------------------
                                                           1997      19962
                                                  ------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                        $17.15    $15.00
                                                       ----------------------
Income from investment operations:
 Net investment income                                       .08       .05
 Net realized and unrealized gains                          7.90      2.15
                                                       ----------------------
Total from investment operations                            7.98      2.20
                                                       ----------------------
Less distributions from:
 Net investment income                                      (.08)     (.05)
 Net realized gains                                         (.37)      --
                                                       ----------------------
Total distributions                                         (.45)     (.05)
                                                       ----------------------
Net asset value, end of year                              $24.68    $17.15
                                                       ======================
Total return *                                             47.43%    14.69%
Ratios/supplemental data
Net assets, end of year (000's)                          $78,897    $7,828
Ratios to average net assets:
 Expenses                                                   1.32%     1.35%**
 Expenses excluding waiver and payments by affiliate        1.41%     2.87%**
 Net investment income                                       .27%      .57%**
Portfolio turnover rate                                    13.92%    32.52%
Average commission rate paid***                             $.0474    $.0464


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized
***Relates to purchases and sales of equity securities.
2For the period March 11, 1996 (effective date) to October 31, 1996.


                                                              Class II
                                                  ------------------------------
                                                         Year Ended October 31,
                                                  ------------------------------
                                                            1997    19963
                                                  ------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                         $17.14     $16.38
                                                       -----------------------
Income from investment operations:
 Net investment income (loss)                                (.02)       .01
 Net realized and unrealized gains                           7.84        .76
                                                       -----------------------
Total from investment operations                             7.82        .77
                                                       -----------------------
Less distributions from:
 Net investment income                                       --         (.01)
 Net realized gains                                          (.37)       --
                                                       -----------------------
Total distributions                                          (.37)      (.01)
                                                       -----------------------
Net asset value, end of year                               $24.59     $17.14
                                                       =======================
Total return*                                               46.40%      4.68%
Ratios/supplemental data
Net assets, end of year (000's)                           $21,554       $434
Ratios to average net assets:
 Expenses                                                    1.87%      2.00%**
 Expenses excluding waiver and payments by affiliate         1.96%      3.52%**
 Net investment income                                       (.30%)     (.08%)**
Portfolio turnover rate                                     13.92%     32.52%
Average commission rate paid***                              $.0474     $.0464

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized
***Relates to purchases and sales of equity securities.
3For the period September 1, 1996 (effective date) to October 31, 1996.


                                                                   Advisor Class
                                                                ----------------
                                                                       19974
                                                                ----------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                                 $18.75
                                                                 -------------
Income from investment operations:
 Net investment income                                                  .10
 Net realized and unrealized gains                                     5.95
                                                                 -------------
Total from investment operations                                       6.05
                                                                 -------------
Less distributions from:
 Net investment income                                                 (.08)
                                                                 -------------
Net asset value, end of period                                       $24.72
                                                                 =============
Total return *                                                        32.35%
Ratios/supplemental data
Net assets, end of period (000's)                                    $4,495
Ratios to average net assets:
 Expenses                                                               .98%**
 Expenses excluding waiver and payments by affiliate                   1.07%**
 Net investment income                                                  .59%**
Portfolio turnover rate                                               13.92%
Average commission rate paid***                                        $.0474


*Total return is not annualized.
**Annualized
***Relates to purchases and sales of equity securities.
4For the period January 2, 1997 (effective date) to October 31, 1997.


FRANKLIN VALUE INVESTORS TRUST
Statement of Investments, October 31, 1997 (cont.)



  Franklin Value Fund (cont.)                                                         SHARES       VALUE
---------------------------------------------------------------------------------------------------------------
  Common Stocks (cont.)

  Banks/Thrifts 1.7%
  BankAtlantic Bancorp, Inc. , Class A                                                22,687     $ 311,945
  BankAtlantic Bancorp, Inc. , Class B                                                  7,000       97,125
  aBank Plus Corp.                                                                     41,200      494,400
  Fidelity Financial of Ohio, Inc.                                                      2,000       30,000
  aFirst International Bancorp, Inc.                                                    9,500      154,375
  aFlagstar Bancorp, Inc.                                                              30,000      566,250
  GA Financial, Inc.                                                                    5,000       97,500
                                                                                               ------------
                                                                                                 1,751,595
                                                                                               ------------
  Builders/Building Products 14.8%
  aAmerican Buildings Co.                                                               5,300      148,400
  aBeazer Homes USA, Inc.                                                              39,900      763,089
  aBelmont Homes, Inc.                                                                 79,500      587,553
  Butler Manufacturing Co.                                                             85,000    2,879,375
  Coachmen Industries, Inc.                                                           110,000    2,186,250
  D.R. Horton, Inc.                                                                    78,000    1,170,000
  a,cEngel General Developers, Ltd.                                                   248,000    2,061,500
  aGiant Cement Holding, Inc.                                                           2,100       50,925
  aKevco, Inc.                                                                         43,300      703,625
  aMorgan Products, Ltd.                                                              220,000    1,457,500
  Patrick Industries, Inc.                                                             32,500      471,250
  aPerini Corp.                                                                       115,000    1,049,375
  Ryland Group, Inc.                                                                   43,200      772,200
  aSouthern Energy Homes, Inc.                                                        104,200      957,338
  aU.S. Home Corp.                                                                      7,000      248,500
                                                                                               ------------
                                                                                                15,506,880
                                                                                               ------------
  Business Products/Services 2.0%
  aAmerican Pacific Corp.                                                              20,400      156,825
  aAmerican Physicians Service Group, Inc.                                             18,800      131,600
  Ennis Business Forms                                                                116,400    1,222,200
  aValley National Gases, Inc.                                                         50,000      550,000
                                                                                               ------------
                                                                                                 2,060,625
                                                                                               ------------
  Financial Services 6.5%
  aFirst Sierra Financial, Inc.                                                        20,000      395,000
  aHomeSide, Inc.                                                                      31,500      844,594
  aMatrix Capital Corp.                                                               113,000    1,723,250
  Ocwen Asset Investment Corp.                                                        145,900    2,899,762
  aWilshire Financial Services Group, Inc.                                             31,800      961,950
                                                                                               ------------
                                                                                                 6,824,556
                                                                                               ------------
  Food 1.3%
  Nash-Finch Co.                                                                       21,800      438,725
  Schultz Sav-O Stores, Inc.                                                           56,550      890,663
                                                                                               ------------
                                                                                                 1,329,388
                                                                                               ------------

  Furniture .5%
  Flexsteel Industries, Inc.                                                           46,200    $ 519,750
                                                                                               ------------
  Health Care 2.5%
  aMatrix Pharmaceutical, Inc.                                                         77,000      308,000
  aOrthoLogic Corp.                                                                   375,300    1,923,413
  West Company, Inc.                                                                   13,400      450,575
                                                                                               ------------
                                                                                                 2,681,988
                                                                                               ------------
  Insurance - Life/Specialty 1.9%
  ALLIED Life Financial Corp.                                                          67,600    1,487,200
  American National Insurance Co.                                                       1,600      153,600
  FBL Financial Group, Inc., Class A                                                    3,500      138,688
  Presidential Life Corp.                                                              10,200      202,725
                                                                                               ------------
                                                                                                 1,982,213
                                                                                               ------------
  Insurance - Property/Casualty 9.1%
  aFarm Family Holdings, Inc.                                                           7,800      241,800
  Financial Security Assurance Holdings, Ltd.                                           3,900      169,650
  Guaranty National Corp.                                                              38,900    1,388,244
  Harleysville Group, Inc.                                                              1,600       40,800
  Leucadia National Corp.                                                               6,000      207,750
  MMI Companies, Inc.                                                                  33,500      835,406
  aPAULA Financial                                                                     20,000      505,000
  Penn-America Group, Inc.                                                             23,600      435,125
  The PMI Group, Inc.                                                                  22,000    1,329,625
  aProfessional Insurance Co. Management Group                                         22,820      764,470
  RLI Corp.                                                                             5,200      215,800
  Scor (France)                                                                         3,700      171,842
  aThe Seibels Bruce Group, Inc.                                                      219,000    1,669,875
  aSymons International Group, Inc.                                                    34,000      688,500
  Terra Nova (Bermuda) Holdings, Ltd., Class A                                         33,000      853,875
                                                                                               ------------
                                                                                                 9,517,762
                                                                                               ------------
  Manufacturing 15.0%
  Ameron International Corp.                                                            3,100      211,575
  aAstec Industries, Inc.                                                              12,000      204,000
  aAtchison Casting Corp.                                                              40,000      822,500
  Binks Sames Corp.                                                                    10,000      425,000
  aCannondale Corp.                                                                    75,900    1,679,289
  Carpenter Technology Corp.                                                           11,000      532,125
  Commercial Intertech Corp.                                                           42,000      682,500
  aDenison International, Plc. (United Kingdom)                                        65,000    1,226,875
  aEkco Group, Inc.                                                                    81,100      562,631
  Flowserve Corp.                                                                      22,000      654,500
  aGehl Co.                                                                            15,000      315,234
  aGlobal Industrial Technologies, Inc.                                                77,000    1,313,813
  Haskel International, Inc., Class A                                                 159,500    1,973,813
  JLG Industries, Inc.                                                                208,000    2,639,000
  aKeystone Consolidated Industries, Inc.                                              61,800      803,400
  Manufacturing (cont.)
  Oshkosh Truck Corp., Class B                                                         18,300    $ 301,950
  Schweitzer-Manduit International, Inc.                                               15,500      652,938
  United Industrial Corp.                                                              75,500      788,030
                                                                                               ------------
                                                                                                15,789,173
                                                                                               ------------
  Miscellaneous .7%
  aAllou Health and Beauty, Inc., Class A                                              18,900      147,657
  aAztar Corp.                                                                         60,000      427,500
  aDevon Group, Inc.                                                                    4,500      176,625
                                                                                               ------------
                                                                                                   751,782
                                                                                               ------------
  Natural Resources 1.6%
  aAtwood Oceanics, Inc.                                                                3,300      365,475
  aOil-Dri Corporation of America                                                      73,600    1,260,400
  Rochester & Pittsburgh Coal Co.                                                       2,500       92,813
                                                                                               ------------
                                                                                                 1,718,688
                                                                                               ------------
  Real Estate .3%
  Rouse Co.                                                                            12,500      346,875
                                                                                               ------------
  Retail 6.0%
  aAPS Holding Corp., Class A                                                         127,000      952,500
  aBrookstone, Inc.                                                                    81,200      982,017
  Cato Corp., Class A                                                                 100,000      856,250
  Haverty Furniture Co., Inc.                                                          80,000    1,040,000
  aLittle Switzerland, Inc.                                                            31,000      201,500
  aRepublic Automotive Parts, Inc.                                                     60,000      945,000
  aS & K Famous Brands, Inc.                                                           12,000      165,000
  Stanhome, Inc.                                                                        1,400       39,113
  aSyms Corp.                                                                          81,000    1,093,500
                                                                                               ------------
                                                                                                 6,274,880
                                                                                               ------------
  Steels/Base Metals 4.3%
  Commonwealth Industries, Inc.                                                        94,200    1,660,275
  LTV Corp.                                                                           233,000    2,839,688
                                                                                               ------------
                                                                                                 4,499,963
                                                                                               ------------
  Technology 12.1%
  Analysis & Technology, Inc.                                                           8,200      178,350
  Astro-Med, Inc.                                                                      31,600      272,550
  aAydin Corp.                                                                         19,400      253,413
  Elbit Systems, Ltd. (Israel)                                                        150,000    1,762,500
  aESCO Electronics Corp.                                                              43,000      739,062
  aInterlink Computer Sciences, Inc.                                                  104,000      481,000
  aKomag, Inc.                                                                        113,000    1,956,312
  aManchester Equipment Co., Inc.                                                      63,000      259,875
  aPremenos Technology Corp.                                                           70,900      903,975
  aRead-Rite Corp.                                                                     80,600    1,601,925
  aSPACEHAB, Inc.                                                                     151,000    1,538,313
  aSpectralink Corp.                                                                   27,300       98,965
  Technology (cont.)
  aSynopsys, Inc.                                                                      19,000    $ 738,625
  aThermoTrex Corp.                                                                    22,700      522,100
  aUltrak, Inc.                                                                       122,900    1,413,350
                                                                                               ------------
                                                                                                12,720,315
                                                                                               ------------
  Textile/Apparel .7%
  aChic By H.I.S., Inc.                                                                20,000      153,750
  aRidgeview, Inc.                                                                     80,000      540,000
                                                                                               ------------
                                                                                                   693,750
                                                                                               ------------
  Tobacco 5.6%
  DIMON, Inc.                                                                         123,800    3,211,064
  aStandard Commercial Corp.                                                          159,000    2,653,313
                                                                                               ------------
                                                                                                 5,864,377
                                                                                               ------------
  Transportation 3.1%
  aFritz Companies, Inc.                                                               71,000      980,688
  Kenan Transport Co.                                                                  18,650      445,268
  aRush Enterprises, Inc.                                                              23,000      198,375
  Teekay Shipping Corp.                                                                50,000    1,600,000
                                                                                               ------------
                                                                                                 3,224,331
                                                                                               ------------
  Utilities .6%
  aNRG Generating (U.S.), Inc.                                                          3,900       76,050
  Unicom Corp.                                                                         21,100      590,800
                                                                                               ------------
                                                                                                   666,850
                                                                                               ------------
  Total Common Stocks (Cost $86,105,212)                                                        94,725,741
                                                                                               ------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
                                                                                  --------------
  Corporate Bonds .3%
  Hechinger Co., senior notes, 6.95%, 10/15/03 (Cost $303,333)                      $ 500,000      377,500
  Convertible Corporate Bonds 1.0%
  SPACEHAB, Inc., cvt. sub. notes, 144A, 8.00%, 10/15/07 (Cost $1,000,000)          1,000,000    1,005,000
                                                                                               ------------
  Total Bonds (Cost $1,303,333)                                                                  1,382,500
                                                                                               ------------
  Total Long Term Investments (Cost $87,408,545)                                                96,108,241
                                                                                               ------------

  Joint Repurchase  Agreements,  5.671%,  11/01/97,  (Maturity Value $9,697,645)
   (Cost $9,693,064) Aubrey G. Lanston & Co., Inc., (Maturity Value $132,823) B.
   A.  Securities,  Inc.,  (Maturity  Value  $996,336)  Barclays  de Zoete  Wedd
   Securities,  Inc.,  (Maturity  Value  $996,336)  Bear,  Stearns & Co.,  Inc.,
   (Maturity  Value $597,801)  Donaldson,  Lufkin & Jenrette  Securities  Corp.,
   (Maturity Value $996,336)  Dresdner  Kleinwort Benson North America,  L.L.C.,
   (Maturity Value $996,336) Fuji  Securities,  Inc.,  (Maturity Value $996,336)
   Lehman Brothers,  Inc., (Maturity Value $996,336) Sanwa Securities (USA) Co.,
   L.P.,  (Maturity Value $996,335) Swiss Bank Corp.  Investment Bank, (Maturity
   Value $996,335) UBS Securities L.L.C., (Maturity Value $996,335)
    Collateralized by U.S. Treasury Bills & Notes                                  $9,693,064  $ 9,693,064
                                                                                               ------------
  Total Investments (Cost $97,101,609) 100.8%                                                  105,801,305
  Other Assets, less Liabilities (.8%)                                                           (854,949)
                                                                                               ------------
  Net Assets 100.0%                                                                           $104,946,356
                                                                                               ============
aNon-income producing
bSee Note 1 (d) regarding joint repo purchase agreement.
cSee Note 7 regarding holdings of 5% voting securities.
dSee Note 6 regarding restricted securities.


FRANKLIN VALUE INVESTORS TRUST
Financial Statements

Statements of Assets and Liabilities
October 31, 1997

                                                    Franklin            Franklin
                                                   Balance Sheet        MicroCap          Franklin
                                                  Investment Fund      Value Fund         Value Fund
                                                  --------------------------------------------------

Assets:
 Investments in securities:
  Cost                                             $ 853,776,323     $146,854,713      $ 87,408,545
                                                  =================================================
  Value                                            1,061,967,318      184,828,222        96,108,241
 Repurchase agreements, at value and cost            171,858,066        5,206,847         9,693,064
 Cash                                                  5,963,912          889,594         1,108,068
 Receivables:
  Investment securities sold                                  --          721,462           225,344
  Capital shares sold                                  2,064,411          717,513         1,748,412
  Dividends and interest                                 795,251           92,230            46,643
 Other assets                                            562,283             --              14,580
                                                  --------------------------------------------------
  Total assets                                     1,243,211,241      192,455,868       108,944,352
                                                  --------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased                     16,394,994          513,404         1,345,969
  Capital shares redeemed                                345,466           41,637         2,447,150
  Affiliates                                           1,932,068          250,283           151,900
  Shareholders                                         1,533,402            4,030            35,244
 Other liabilities                                        52,551            8,560            17,733
                                                  --------------------------------------------------
  Total liabilities                                   20,258,481          817,914         3,997,996
                                                  --------------------------------------------------
   Net assets, at value                           $1,222,952,760     $191,637,954      $104,946,356
                                                  ==================================================
Net assets consist of:
 Undistributed net investment income                 $ 2,723,942           $--              $ 4,129
 Net unrealized appreciation                         208,189,577       37,973,509         8,699,696
 Accumulated net realized gain                        65,037,581       11,861,695         1,075,252
 Capital shares                                      947,001,660      141,802,750        95,167,279
                                                  --------------------------------------------------
  Net assets, at value                            $1,222,952,760     $191,637,954      $104,946,356
                                                  ==================================================

                                                                            Franklin          Franklin
                                                                         Balance Sheet        MicroCap          Franklin
                                                                        Investment Fund      Value Fund         Value Fund
                                                                        --------------------------------------------------
Class I:
 Net assets, at value                                                   $1,222,952,760      $191,637,954        $78,897,408
                                                                        ===================================================
 Shares outstanding                                                         34,722,428         7,889,001          3,197,257
                                                                        ===================================================
 Net asset value per share*                                                     $35.22            $24.29             $24.68
                                                                        ===================================================
 Maximum offering price (net asset value per share / 98.5%, 95.5%, and
  95.5%, respectively)                                                          $35.76            $25.43             $25.84
                                                                        ===================================================
Class II:
 Net assets, at value                                                              --                   --      $21,553,703
                                                                        ===================================================
 Shares outstanding                                                                --                   --          876,420
                                                                        ===================================================
 Net asset value per share*                                                        --                   --           $24.59
                                                                        ===================================================
 Maximum offering price (net asset value per share / 99%)                          --                   --           $24.84
                                                                        ===================================================
Advisor Class:
 Net assets, at value                                                              --                   --       $4,495,245
                                                                        ===================================================
 Shares outstanding                                                                --                   --          181,839
                                                                        ===================================================
 Net asset value per share and maximum offering price per share                    --                   --           $24.72
                                                                        ===================================================


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


FRANKLIN VALUE INVESTORS TRUST
Financial Statements (continued)

Statements of Operations
for the year ended October 31, 1997


                                                                       Franklin      Franklin
                                                                     Balance Sheet   MicroCap    Franklin
                                                                    Investment Fund Value Fund  Value Fund
-----------------------------------------------------------------------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers*                                             $ 11,053,980  $ 1,031,430   $ 346,899
  Non-controlled affiliated issuers (Note 7)                           2,845,040      100,300          --
 Interest                                                              9,850,501      581,647     221,911
                                                                      ------------------------------------
      Total investment income                                         23,749,521    1,713,377     568,810
                                                                      ------------------------------------
Expenses:
 Management fees (Note 3)                                              4,247,685    1,104,784     267,392
 Distribution fees (Note 3)
  Class I                                                              4,067,885      333,050      96,920
  Class II                                                                    --           --      44,590
 Transfer agent fees (Note 3)                                            772,373      199,917      42,750
 Custodian fees                                                           21,752        1,784         371
 Reports to shareholders                                                 228,128       57,540      13,590
 Registration and filing fees                                            142,477       79,141      42,581
 Professional fees                                                        52,134        5,845       4,024
 Trustees' fees and expenses                                              27,704        4,982       1,168
 Other                                                                    21,584        4,679      13,502
                                                                      ------------------------------------
      Total expenses                                                   9,581,722    1,791,722     526,888
      Expenses waived/paid by affiliate (Note 3)                                 --          --   (31,077)
                                                                      ------------------------------------
       Net expenses                                                    9,581,722    1,791,722     495,811
                                                                      ------------------------------------
        Net investment income (loss)                                  14,167,799     (78,345)      72,999
                                                                      ------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments in unaffiliated issues                                  54,148,433   12,151,934   1,067,182
  Investments in non-controlled affiliated issues (Note 7)             5,818,865           --          --
  Closed-end funds distributions                                       5,383,631           --          --
  Foreign currency transactions                                            (540)           --          26
                                                                      ------------------------------------
      Net realized gain                                               65,350,389   12,151,934   1,067,208
                                                                      ------------------------------------
 Net unrealized appreciation (depreciation) on:
  Investments                                                        165,463,665   33,546,997   8,386,549
  Translation of assets and liabilities
   denominated in foreign currencies                                     (1,418)          --           --
                                                                      ------------------------------------
      Net unrealized appreciation                                    165,462,247   33,546,997   8,386,549
                                                                      ------------------------------------
Net realized and unrealized gain                                     230,812,636   45,698,931   9,453,757
                                                                      ------------------------------------
Net increase in net assets resulting from operations                $244,980,435  $45,620,586  $9,526,756
                                                                      ====================================

*Net of foreign taxes of $207,191 and $2,188 for the Franklin Balance Sheet Investment Fund and Franklin Value Fund, respectively.


                                            See notes to financial statements.

FRANKLIN VALUE INVESTORS TRUST
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended October 31, 1997 and 1996

                                         Franklin Balance               Franklin MicroCap                Franklin
                                      Sheet Investment Fund                Value Fund                   Value Fund
                              ------------------------------------------------------------------------------------------
                                         1997        1996               1997          1996*         1997          1996**
                              ------------------------------------------------------------------------------------------
Increase in net assets:
Operations:
 Net investment
  income (loss)                     $ 14,167,799   $ 9,544,326       $ (78,345)    $ 723,299       $ 72,999    $ 14,719
 Net realized gain from
  investments and foreign
  currency transactions               65,350,389    53,678,790      12,151,934     2,640,347      1,067,208     209,875
 Net unrealized appreciation
  on investments and
  translation of assets and
  liabilities denominated
  in foreign currencies              165,462,247    19,022,910      33,546,997     4,426,512      8,386,549     313,147
                              -------------------------------------------------------------------------------------------
   Net increase in net
    assets resulting from
    operations                       244,980,435    82,246,026      45,620,586     7,790,158      9,526,756     537,741
Distributions to shareholders from:
 Net investment income:
  Class I                            (12,631,986)   (8,792,315)       (152,942)     (496,647)       (66,816)    (13,553)
  Advisor Class                           --            --               --            --            (3,903)        --
 Net realized gains:
  Class I                            (53,996,143)  (17,015,078)     (2,930,586)        --          (192,201)        --
  Class II                                --            --               --            --           (10,143)        --
                              -------------------------------------------------------------------------------------------
Total distributions to
 shareholders                        (66,628,129)  (25,807,393)     (3,083,528)     (496,647)      (273,063)    (13,553)
Capital share transactions
 (Note 2):
  Class I                            387,598,329   213,023,960      29,437,190   112,370,195     63,130,877   7,305,688
  Class II                                 --            --              --            --        20,208,077     431,897
  Advisor Class                            --            --              --            --         4,091,936         --
                              ------------------------------------------------------------------------------------------
Total capital share transactions     387,598,329   213,023,960      29,437,190   112,370,195     87,430,890   7,737,585
    Net increase in
 net assets                          565,950,635   269,462,593      71,974,248   119,663,706    96,684,583    8,261,773
Net assets:
 Beginning of year                   657,002,125   387,539,532     119,663,706         --     8,261,773             --
                              ------------------------------------------------------------------------------------------
 End of year                      $1,222,952,760  $657,002,125    $191,637,954  $119,663,706  $104,946,356   $8,261,773
                              ==========================================================================================
Undistributed net investment
 income included in net assets:
  End of year                        $ 2,723,942   $ 1,188,669           $--       $ 231,287       $ 4,129        $ 627
                              ==========================================================================================


*For the period December 12, 1995 (effective date) to October 31, 1996. **For the period March 11, 1996 (effective date) to October 31, 1996.

                                            See notes to financial statements.

FRANKLIN VALUE INVESTORS TRUST
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

a. Organization:

Franklin Value Investors Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of three series (the Funds). The Funds' investment policy is to obtain capital growth and income.

The following summarizes the Funds' significant accounting policies.

b. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures approved by the Board of Trustees.

c. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

d. Joint Repurchase Agreement:

The Funds may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 1997, all outstanding repurchase agreements held by the Funds had been entered into on that date.

e. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

Effective September 1, 1996, the Franklin Value Fund offered two classes of shares: Class I and Class II. Outstanding shares before that date were designated Class I shares. Effective January 2, 1997, the Franklin Value Fund offered Advisor Class shares to qualified investors. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.


2. CAPITAL STOCK (cont.)

At October 31, 1997, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                   Franklin Balance            Franklin MicroCap             Franklin
                                 Sheet Investment Fund            Value Fund*              Value Fund**
                         ------------------------------------------------------------------------------------
Class I                       Shares         Amount         Shares        Amount        Shares      Amount
                         ------------------------------------------------------------------------------------
Year ended October 31, 1997
 Shares sold                 14,624,224   $470,566,560     2,302,643  $ 48,279,959     3,359,946  $77,528,012
 Shares issued on reinvestment

  of distributions            2,029,002     58,119,661       148,129     2,750,756        12,980      240,426

 Shares redeemed             (4,466,272)  (141,087,892)   (1,050,071)  (21,593,525)     (632,076) (14,637,561)
                         ------------------------------------------------------------------------------------
Net increase                 12,186,954   $387,598,329     1,400,701  $ 29,437,190     2,740,850  $63,130,877
                         ====================================================================================
Year ended October 31, 1996
 Shares sold                 11,153,902   $306,981,566     6,856,466  $118,962,310       498,882  $ 7,986,201
 Shares issued on reinvestment
  of distributions              814,937     21,999,091        24,443       435,536           737       12,020
 Shares redeemed             (4,146,493)  (115,956,697)     (392,609)   (7,027,651)      (43,212)    (692,533)
                         ------------------------------------------------------------------------------------
Net increase                  7,822,346   $213,023,960     6,488,300  $112,370,195       456,407  $ 7,305,688
                         ====================================================================================


Class II                                                                              Shares      Amount
                                                                                     ---------------------
Year ended October 31, 1997
 Shares sold                                                                          886,618  $21,017,778
 Shares issued on reinvestment of distributions                                           446        8,061
 Shares redeemed                                                                      (35,962)    (817,762)
                                                                                     ---------------------
Net increase                                                                          851,102  $20,208,077
                                                                                     =====================
Year ended October 31, 1996***

 Shares sold                                                                           25,854    $ 440,955
 Shares redeemed                                                                         (536)      (9,058)
                                                                                     ---------------------
Net increase                                                                           25,318      431,897
                                                                                     =====================
Advisor Class                                                                          Shares      Amount
                                                                                     ----------------------
Year ended October 31, 1997****
 Shares sold                                                                          217,368  $ 4,869,043
 Shares issued on reinvestment of distributions                                           187        3,903
 Shares redeemed                                                                      (35,716)    (781,010)
                                                                                     ---------------------
Net increase                                                                          181,839  $ 4,091,936
                                                                                     =====================


*Effective date of registration was December 12, 1995.
**Effective date of registration was March 11, 1996.
***Effective date of Class II shares was September 1, 1996.
****Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or trustees of Franklin Advisory Services, Inc. (Advisory Services), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services), and Franklin/Templeton Investor Services, Inc. (Investor Services) the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Funds pay an investment management fee to Advisory Services based on the average net assets of the Funds as follows:

        Franklin Balance Sheet
        Investment Fund
        Annualized Fee      RateDaily Net Assets
        ----------------------------------------------------------------------
        .625%               First $100 million
        .500%               Over $100 million, up to and including $250 million
        .450%               Over $250 million, up to and including $10 billion


Fees are further reduced on net assets over $10 billion.

        Franklin MicroCap
        Value Fund
        Annualized Fee Rate    Daily Net Assets
        ---------------------------------------------------------------------
        .750%           Daily net assets

        Franklin Value Fund
        Annualized Fee Rate    Daily Net Assets
        ---------------------------------------------------------------------
        .750%           First $500 million
        .625%           Over $500 million, up to and including $1 billion
        .500%           In excess of $1 billion

Under an agreement with Advisory Services, FT Services provides administrative services to the Funds. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Funds.

Advisory Services agreed in advance to waive management fees for the Franklin Value Fund, as noted in the Statement of Operations.

The Franklin Value Fund reimburses Distributors up to .35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, and the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Fund reimburses Distributors up to .50% and .25% per year of the average daily net assets, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year ended October 31, 1997 as follows:

                                           Franklin       Franklin   Franklin
                                         Balance Sheet    Microcap    Value
                                        Investment Fund  Value Fund   Fund
        ---------------------------------------------------------------------
        Net commisions paid                 $740,857       $72,749   $127,041
        Contingent deferred sales charges   $--            $--       $  4,616

The funds paid transfer agent fees of $1,015,040, of which $864,887 was paid to Investor Services.


4. INCOME TAXES

At October 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                    Franklin         Franklin      Franklin
                                  Balance Sheet      MicroCap        Value
                                 Investment Fund    Value Fund       Fund
    ------------------------------------------------------------------------
    Investments at cost         $1,025,635,952     $152,088,925  $97,101,609
                                ============================================
    Unrealized appreciation     $  221,672,826     $ 43,139,379  $11,082,847
    Unrealized depreciation        (13,483,394)  (5,193,235)      (2,383,151)
                                ============================================
    Net unrealized appreciation $  208,189,432     $ 37,946,144  $ 8,699,696
                                ============================================
Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 1997 were as follows:

                                     Franklin        Franklin     Franklin
                                  Balance Sheet      MicroCap      Value
                                  Investment Fund    Value Fund    Fund
     ------------------------------------------------------------------------
        Purchases                 $477,380,912      $80,014,635   $83,284,021
        Sales                     $180,043,541      $29,105,926   $ 4,739,184

6. RESTRICTED SECURITIES

The Funds may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such services are paid by the issuer. Restricted securities held at October 31, 1997 are as follows:


 Shares    Issuer                                                                        Acquisition Date        Cost       Value
------------------------------------------------------------------------------------------------------------------------------------
Franklin Microcap Value Fund
72,000     Bibb Co. (.3% of Net Assets)                                                 10/16/96 - 10/24/96    $596,874    $562,500
                                                                                                                           ========
   Face
  Amount
Franklin Value Fund
$1,000,000 SPACEHAB, Inc., cvt. sub. notes, 144A, 8.00%, 10/15/07 (1.0% of Net Assets)   2/06/97 - 10/31/97   $1,000,000 $1,005,000
                                                                                                                           ========



7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which a Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at October 31, 1997 were as follows:


                               Balance of Shares                           Number of                                   Realized
                                Shares Held at     Gross      Gross      Shares Held at       Value at    Dividend   Capital Gains
Name of Issuer:                October 31, 1996  Additions  Reductions  October 31, 1997O ctober 31, 1997  Income      (Losses)
----------------------------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet
Investment Fund
ACMAT Corp., Class A                   295,000         --         --        295,000     $ 5,402,188         $ --        $ --
A.P. Green Industries, Inc.            400,900    120,400         --        521,300       6,711,738       71,016          --
Allen Organ Co., Class B                18,300     64,700         --         83,000       3,548,250       19,672          --
American Pacific Corp.                 370,400     50,700         --        421,100       3,237,206           --          --
Audiovox Corp., Class A                     --  1,053,900         --      1,053,900       9,550,969           --          --
Aydin Corp.                            209,500     60,500         --        270,000       3,526,875           --          --
Aztar Corp.                          1,100,400  2,109,600         --      3,210,000      22,871,263           --          --
Buttrey Food and Drug Stores Co.       467,700         --         --        467,700       5,261,625           --          --
Castle & Cooke, Inc.                        --  1,270,000         --      1,270,000      22,621,875           --          --
Cherry Corp., Class A                  295,100    113,800         --        408,900       6,286,838           --          --
Cherry Corp., Class B                  219,900     51,100         --        271,000       4,098,875           --          --
Chic By H.I.S., Inc.                   756,000         --         --        756,000       5,811,750           --          --
Commonwealth Industries, Inc.          675,500    451,800         --      1,127,300      19,868,663      157,690          --
Crown Central Petroleum, Class B       500,000         --         --        500,000       9,468,750           --          --
Cyrk, Inc.                                  --  1,171,000         --      1,171,000      14,930,250           --          --
Delta Woodside Industries, Inc.      1,385,200    882,300         --      2,267,500      14,313,594       45,700          --
Designs, Inc.                               --    848,000         --        848,000       3,710,000           --          --
Dixie Group, Inc.                      600,000         --         --        600,000       7,125,000           --          --
Echelon International
 Corporation, Inc.                          --    490,000         --        490,000      11,545,625           --          --
Ecology and Environmental,
 Inc., Class A                         260,000         --         --        260,000       2,876,250       83,200          --
Enex Resources Corp.                   104,500         --         --        104,500       1,280,125       31,350          --
ESCO Electronics Corp.                 498,000    342,000         --        840,000      14,437,500           --          --
Farah, Inc.                                 --    649,300         --        649,300       3,774,056           --          --
Fidelity Bancorp, Inc.                 144,500         --         --        144,500       3,477,031       46,240          --
First Financial Bancorp, Inc.           24,000         --         --         24,000         468,000           --          --
Fred's, Inc.                           670,600     41,400         --        712,000      15,842,000      139,700          --
Garan, Inc.                            267,300     17,800         --        285,100       6,307,838      277,980          --
Good Guys!, Inc.                       500,000    240,000      2,500        737,500       5,162,500           --      (1,563)
Haggar Corp.                           800,000     50,000         --        850,000      13,068,750      125,000          --
Insteel Industries, Inc.               424,800    140,500         --        565,300       4,310,413      110,466          --
International Shipholding Corp.        309,800    342,500         --        652,300      11,945,244      109,569          --
Jacobson Stores, Inc.                  297,200        900         --        298,100       3,241,838           --          --
Kaneb Services, Inc.                        --  2,463,000         --      2,463,000      13,546,500           --          --
Matrix Services Co.                    498,000         --    240,500        257,500               *           --   1,269,081
M.D.C. Holdings, Inc.                       --  1,069,300         --      1,069,300      11,895,963          975          --
Merchants Group, Inc.                  254,500      3,300         --        257,800       4,994,875       51,230          --
Monarch Machine Tool Co.               250,000         --         --        250,000     $ 2,093,750     $ 50,000         $--
Nash-Finch Co.                         600,000     99,100         --        699,100      14,069,388      455,175          --
Oshkosh Truck Corp.                    483,000         --         --        483,000       7,969,500      241,500          --
Pitt-Des Moines, Inc.                   18,900    158,600         --        177,500       6,123,750      144,375          --
Pulaski Furniture Corp.                192,000         --         --        192,000       3,744,000      130,560          --
Rochester & Pittsburgh Coal Co.        101,200     70,800         --        172,000       6,385,500       74,070          --
Ryland Group, Inc.                     439,700    395,100         --        834,800      14,922,050      283,570          --
Stewart Information Services Corp.     300,000    165,000         --        465,000      11,944,688       82,000          --
Super Food Services, Inc.              886,500         --    886,500             --               *           --   4,551,347
U.S. Home Corp.                        547,900    152,900         --        700,800      24,878,400           --          --
Unique Casual Restaurants, Inc.             --    764,500         --        764,500       4,969,250           --          --
Wolohan Lumber Co.                     385,500    134,500         --        520,000       7,215,000      114,002          --
                                                                                       -------------------------------------
Total Affiliated Issuers                                                               $400,835,493   $2,845,040  $5,818,865
                                                                                       =====================================
Franklin MicroCap Value Fund
ACMAT Corp., Class A                        --    150,000         --        150,000     $ 2,746,875          $--         $--
Aerovox, Inc.                               --    291,600         --        291,600       1,622,025           --          --
Allou Health and Beauty, Inc., Class A 234,600    172,400         --        407,000       3,179,688           --          --
Allstate Financial Corp.               127,000     82,000         --        209,000       1,208,292           --          --
American Physicians
 Service Group, Inc.                   230,000     17,000         --        247,000       1,729,000           --          --
Art's-Way Manufacturing Co., Inc.       82,500         --         --         82,500         825,000           --          --
Concord Fabrics, Inc., Class A          23,900    124,900         --        148,800       1,153,200           --          --
Devcon International Corp.             153,000     77,000         --        230,000       1,078,125           --          --
Ecology and Environment,
 Inc., Class A                         109,600        400         --        110,000       1,216,875       35,200          --
Emcon                                  305,000    345,000         --        650,000       3,818,750           --          --
Espey Manufacturing
 & Electronics Corp.                    54,800     38,200         --         93,000       1,615,875       65,100          --
Gantos, Inc.                             8,500    491,500         --        500,000       1,343,750           --          --
Government Technology
 Services, Inc.                        138,300    261,900         --        400,200       1,950,975           --          --
GZA GeoEnvironmental
 Technologies, Inc.                        500    234,500         --        235,000       1,057,500           --          --
Harding Lawson Associates
 Group, Inc.                           145,000    159,900         --        304,900       2,896,550           --          --
Hi-Lo Automotive, Inc.                 752,000     57,800         --        809,800       2,277,563           --          --
Kentucky Electric Steel, Inc.          100,000    350,000         --        450,000       3,150,000           --          --
Moore Products Co.                     134,700         --         --        134,700       3,906,300           --          --
Oriole Homes Corp., Class B            360,000         --         --        360,000       2,205,000           --          --
River Oaks Furniture, Inc.             334,400     60,200         --        394,600         789,200           --          --
Roy F. Weston, Inc., Class A           245,000    325,300         --        570,300       2,388,131           --          --
Spaghetti Warehouse, Inc.                   --    310,000         --        310,000     $ 2,131,250          $--         $--
Temtex Industries, Inc.                265,500         --         --        265,500         929,250           --          --
TransFinancial Holdings, Inc.               --    336,000         --        336,000       3,003,000           --          --
Video Lottery Technologies, Inc.       526,900        100         --        527,000       5,599,375           --          --
                                                                                       -------------------------------------
Total Affiliated Issuers                                                               $ 53,821,549    $ 100,300         $--
                                                                                       =====================================
Franklin Value Fund                         --
Engel General Developers, Inc.              --    248,000         --        248,000     $ 2,061,500          $--         $--
                                                                                       =====================================

*As of October 31, 1997 no longer an affiliate.

To the Shareholders and Board of Trustees of Franklin Value Investors Trust:

We have audited the accompanying statements of assets and liabilities of the three funds comprising the Franklin Value Investors Trust including each Fund's statement of investments, as of October 31, 1997, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the three funds comprising Franklin Value Investors Trust as of October 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

San Francisco, California

December 3, 1997



FRANKLIN VALUE INVESTORS TRUST
Tax Information

Under Section 854(b)(2) of the Internal Revenue Cose, the Funds hereby designate the ordinary income dividends as income qualifying for the dividends received deduction for the year ended October 31, 1997 as follows:

Franklin Balance Sheet Investment Fund         37.60%
Franklin MicroCap Value Fund                   36.70%
Franklin Value Fund                           100.00%










Franklin Vale Investors Trust Annual Report October 31, 1997

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following line graph hypothetically compares the performance of the Franklin Balance Sheet Investment Fund to that of the Wilshire Small Companies Index, the Russell 1000 Value Index, and the CPI based on a $10,000 investment from 4/2/90 to 10/31/97.

Period Ending       Fund       Index       Index        Index

    4/2/1990     $9,849     $10,000     $10,000      $10,000
   4/30/1990     $9,547      $9,525      $9,610      $10,016
   5/31/1990     $9,947      $9,858     $10,408      $10,039
   6/30/1990     $9,856      $9,693     $10,171      $10,093
   7/31/1990     $9,685      $9,210     $10,083      $10,132
   8/31/1990     $8,792      $8,566      $9,197      $10,225
   9/30/1990     $7,940      $7,978      $8,751      $10,311
  10/31/1990     $7,647      $7,703      $8,632      $10,373
  11/30/1990     $8,099      $8,162      $9,230      $10,395
  12/31/1990     $8,325      $8,453      $9,464      $10,395
   1/31/1991     $8,902      $8,855      $9,890      $10,458
   2/28/1991     $9,764      $9,629     $10,548      $10,473
   3/31/1991    $10,050      $9,944     $10,704      $10,489
   4/30/1991    $10,325     $10,283     $10,783      $10,505
   5/31/1991    $10,626     $10,683     $11,185      $10,536
   6/30/1991    $10,468     $10,617     $10,714      $10,567
   7/31/1991    $10,571     $11,147     $11,162      $10,583
   8/31/1991    $10,633     $11,584     $11,365      $10,613
   9/30/1991    $10,647     $11,660     $11,281      $10,660
  10/31/1991    $10,779     $11,892     $11,469      $10,676
  11/30/1991    $10,709     $11,652     $10,880      $10,707
  12/31/1991    $11,246     $12,595     $11,792      $10,715
   1/31/1992    $11,564     $13,032     $11,811      $10,731
   2/29/1992    $11,966     $13,346     $12,100      $10,769
   3/31/1992    $12,022     $13,511     $11,925      $10,824
   4/30/1992    $11,930     $13,876     $12,439      $10,839
   5/31/1992    $12,065     $14,133     $12,501      $10,855
   6/30/1992    $12,015     $14,139     $12,423      $10,894
   7/31/1992    $12,764     $14,679     $12,903      $10,917
   8/31/1992    $12,379     $14,592     $12,508      $10,947
   9/30/1992    $12,221     $14,703     $12,681      $10,978
  10/31/1992    $12,451     $14,832     $12,692      $11,016
  11/30/1992    $13,003     $15,519     $13,108      $11,032
  12/31/1992    $13,724     $16,276     $13,420      $11,024
   1/31/1993    $14,031     $16,825     $13,810      $11,078
   2/28/1993    $14,121     $17,209     $14,296      $11,117
   3/31/1993    $14,593     $17,795     $14,717      $11,156
   4/30/1993    $14,555     $17,315     $14,529      $11,187
   5/31/1993    $14,969     $17,436     $14,821      $11,202
   6/30/1993    $15,150     $17,663     $15,147      $11,218
   7/31/1993    $15,626     $18,020     $15,317      $11,218
   8/31/1993    $16,865     $18,481     $15,870      $11,250
   9/30/1993    $16,888     $18,876     $15,895      $11,273
  10/31/1993    $17,411     $18,833     $15,884      $11,319
  11/30/1993    $17,100     $18,189     $15,557      $11,327
  12/31/1993    $17,233     $18,574     $15,852      $11,327
   1/31/1994    $17,722     $18,742     $16,452      $11,358
   2/28/1994    $17,517     $18,430     $15,889      $11,397
   3/31/1994    $16,940     $17,846     $15,298      $11,435
   4/30/1994    $17,153     $18,078     $15,592      $11,451
   5/31/1994    $17,343     $17,972     $15,771      $11,459
   6/30/1994    $17,390     $17,977     $15,394      $11,498
   7/31/1994    $17,802     $18,493     $15,873      $11,529
   8/31/1994    $18,301     $18,931     $16,328      $11,575
   9/30/1994    $18,285     $18,553     $15,786      $11,607
  10/31/1994    $18,007     $18,243     $16,006      $11,615
  11/30/1994    $17,411     $17,752     $15,359      $11,630
  12/31/1994    $17,490     $18,210     $15,536      $11,630
   1/31/1995    $18,016     $18,583     $16,014      $11,676
   2/28/1995    $18,817     $19,234     $16,647      $11,723
   3/31/1995    $19,214     $19,132     $17,011      $11,762
   4/30/1995    $19,847     $19,667     $17,549      $11,801
   5/31/1995    $20,260     $20,118     $18,288      $11,824
   6/30/1995    $20,731     $20,657     $18,536      $11,848
   7/31/1995    $21,227     $21,366     $19,181      $11,848
   8/31/1995    $21,789     $21,878     $19,452      $11,879
   9/30/1995    $22,032     $22,570     $20,156      $11,902
  10/31/1995    $21,485     $22,441     $19,956      $11,942
  11/30/1995    $22,228     $23,262     $20,968      $11,933
  12/31/1995    $22,745     $23,628     $21,495      $11,925
   1/31/1996    $22,856     $23,814     $22,165      $11,995
   2/29/1996    $23,018     $24,010     $22,334      $12,034
   3/31/1996    $23,589     $24,387     $22,713      $12,096
   4/30/1996    $24,196     $24,311     $22,800      $12,144
   5/31/1996    $24,666     $24,666     $23,085      $12,167
   6/30/1996    $24,443     $24,732     $23,103      $12,174
   7/31/1996    $23,860     $23,587     $22,230      $12,197
   8/31/1996    $24,649     $24,477     $22,866      $12,220
   9/30/1996    $24,864     $25,186     $23,773      $12,259
  10/31/1996    $25,122     $25,499     $24,693      $12,299
  11/30/1996    $26,122     $27,095     $26,484      $12,322
  12/31/1996    $26,727     $27,274     $26,145      $12,322
   1/31/1997    $27,712     $27,677     $27,413      $12,361
   2/28/1997    $28,171     $28,314     $27,816      $12,400
   3/31/1997    $27,635     $27,552     $26,814      $12,431
   4/30/1997    $27,503     $28,057     $27,940      $12,446
   5/31/1997    $29,187     $30,021     $29,502      $12,438
   6/30/1997    $30,818     $31,116     $30,768      $12,453
   7/31/1997    $32,055     $32,797     $33,082      $12,468
   8/31/1997    $32,225     $33,161     $31,904      $12,492
   9/30/1997    $34,354     $34,988     $33,831      $12,523
  10/31/1997    $33,377     $34,029     $32,887      $12,554

GRAPHIC MATERIAL (2)

The following line graph hypothetically compares the performance of the Franklin MicroCap Value Fund to that of the Wilshire Small Companies Index and the Russell 2000 Value Index, based on a $10,000 investment from 12/12/95 to 10/31/97.

Period Ending       Fund        Index      Index

  12/12/1995     $9,548      $10,000    $10,000
  12/31/1995     $9,688      $10,190    $10,096
   1/31/1996     $9,714      $10,257    $10,176
   2/29/1996     $9,987      $10,418    $10,259
   3/31/1996    $10,772      $10,637    $10,420
   4/30/1996    $11,288      $10,927    $10,388
   5/31/1996    $11,581      $11,204    $10,540
   6/30/1996    $11,569      $11,072    $10,568
   7/31/1996    $11,230      $10,483    $10,079
   8/31/1996    $11,396      $10,938    $10,459
   9/30/1996    $11,652      $11,236    $10,762
  10/31/1996    $11,812      $11,367    $10,896
  11/30/1996    $12,203      $11,978    $11,578
  12/31/1996    $12,314      $12,367    $11,654
   1/31/1997    $12,682      $12,558    $11,826
   2/28/1997    $12,905      $12,677    $12,098
   3/31/1997    $12,656      $12,337    $11,773
   4/30/1997    $12,367      $12,519    $11,988
   5/31/1997    $13,089      $13,515    $12,828
   6/30/1997    $13,753      $14,199    $13,296
   7/31/1997    $14,258      $14,796    $14,014
   8/31/1997    $14,659      $15,031    $14,169
   9/30/1997    $16,097      $16,030    $14,950
  10/31/1997    $15,953      $15,594    $14,540

GRAPHIC MATERIAL (3)

The following line graph hypothetically compares the performance of the Franklin Value Fund - Class I Shares to that of the Wilshire Small Companies Index and the Russell 1000 Value Index, based on a $10,000 investment from 3/11/96 to 10/31/97.

Period Ending       Fund       Index       Index

   3/11/1996     $9,548     $10,000     $10,000
   3/31/1996     $9,669     $10,110     $10,101
   4/30/1996    $10,159     $10,148     $10,070
   5/31/1996    $10,433     $10,275     $10,217
   6/30/1996    $10,223     $10,283     $10,244
   7/31/1996     $9,846      $9,895      $9,770
   8/31/1996    $10,446     $10,178     $10,138
   9/30/1996    $10,771     $10,582     $10,432
  10/31/1996    $10,950     $10,991     $10,562
  11/30/1996    $11,736     $11,788     $11,223
  12/31/1996    $12,334     $11,637     $11,297
   1/31/1997    $12,849     $12,202     $11,464
   2/28/1997    $12,928     $12,381     $11,728
   3/31/1997    $12,462     $11,935     $11,412
   4/30/1997    $12,345     $12,437     $11,621
   5/31/1997    $13,495     $13,132     $12,435
   6/30/1997    $14,352     $13,695     $12,888
   7/31/1997    $15,418     $14,725     $13,584
   8/31/1997    $15,883     $14,201     $13,735
   9/30/1997    $16,864     $15,059     $14,492
  10/31/1997    $16,144     $14,639     $14,095

GRAPHIC MATERIAL (4)

The following line graph hypothetically compares the performance of the Franklin Value Fund - Class II Shares to that of the Wilshire Small Companies Index and the Russell 1000 Value Index, based on a $10,000 investment from 9/3/96 to 10/31/97.

Period Ending       Fund       Index       Index

    9/3/1996     $9,903     $10,000     $10,000
   9/30/1996    $10,241     $10,397     $10,290
  10/31/1996    $10,405     $10,799     $10,418
  11/30/1996    $11,146     $11,582     $11,070
  12/31/1996    $11,695     $11,434     $11,143
   1/31/1997    $12,185     $11,989     $11,308
   2/28/1997    $12,247     $12,165     $11,568
   3/31/1997    $11,801     $11,727     $11,257
   4/30/1997    $11,683     $12,219     $11,463
   5/31/1997    $12,767     $12,903     $12,265
   6/30/1997    $13,572     $13,456     $12,713
   7/31/1997    $14,570     $14,468     $13,399
   8/31/1997    $15,003     $13,953     $13,548
   9/30/1997    $15,920     $14,796     $14,294
  10/31/1997    $15,140     $14,383     $13,903

GRAPHIC MATERIAL (5)

The following line graph hypothetically compares the performance of the Franklin Value Fund - Advisor Class Shares to that of the Wilshire Small Companies Index and the Russell 1000 Value Index, based on a $10,000 investment from 3/11/96 to 10/31/97.

Period Ending       Fund       Index       Index

   3/11/1996    $10,000     $10,000     $10,000
   3/31/1996    $10,127     $10,110     $10,101
   4/30/1996    $10,640     $10,148     $10,070
   5/31/1996    $10,927     $10,275     $10,217
   6/30/1996    $10,707     $10,283     $10,244
   7/31/1996    $10,312      $9,895      $9,770
   8/31/1996    $10,940     $10,178     $10,138
   9/30/1996    $11,281     $10,582     $10,432
  10/31/1996    $11,469     $10,991     $10,562
  11/30/1996    $12,291     $11,788     $11,223
  12/31/1996    $12,918     $11,637     $11,297
   1/31/1997    $13,464     $12,202     $11,464
   2/28/1997    $13,546     $12,381     $11,728
   3/31/1997    $13,063     $11,935     $11,412
   4/30/1997    $12,940     $12,437     $11,621
   5/31/1997    $14,152     $13,132     $12,435
   6/30/1997    $15,053     $13,695     $12,888
   7/31/1997    $16,185     $14,725     $13,584
   8/31/1997    $16,679     $14,201     $13,735
   9/30/1997    $17,716     $15,059     $14,492
  10/31/1997    $16,961     $14,639     $14,095